Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS — 93.1%
	COMMUNICATIONS — 3.2%
$2,940,000	1236904 B.C. Ltd. First Lien Term Loan, 6.560% (1-Month USD Libor+550 basis points), 3/4/2027[1,2,3,4]	$2,810,672
24,936,080	AG-Twin Brook Communication Services First Lien Term Loan, 6.810% (3-Month USD Libor+575 basis points), 10/1/2024[2,3,4]	24,590,028
	Aspen Opco, LLC
2,462,121	Revolver, 0.500%, 12/1/2027[2,4,5]	2,409,800
22,102,273	First Lien Term Loan, 7.000% (3-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	21,632,591
378,788	Revolver, 7.750% (3-Month USD Libor+450 basis points), 12/1/2027[2,3,4]	370,738
	CM Acquisitions Holdings Inc.
300,413	Delayed Draw, 7.000% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	291,951
817,177	Incremental Term Loan, 7.000% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	794,156
2,620,805	First Lien Term Loan, 7.000% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	2,546,975
GBP 1,772,638	CSL DualCom Ltd First Lien Term Loan, 5.725% (6-Month GBP Libor+550 basis points), 9/25/2027[2,3,4,6]	2,116,219
10,000,000	EP Purchaser, LLC Second Lien Term Loan, 7.506% (3-Month USD Libor+650 basis points), 11/4/2029[2,3,4]	9,586,034
	Fingerpaint Marketing, Inc.
1,545,699	Revolver, 0.500%, 12/30/2026[2,4,5]	1,497,571
10,296,637	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	9,976,033
4,883,721	Delayed Draw, 7.256% (3-Month USD Libor+575 basis points), 12/30/2026[2,3,4]	4,731,658
8,119,186	First Lien Term Loan, 7.256% (3-Month USD Libor+575 basis points), 12/30/2026[2,3,4]	7,866,381
134,409	Revolver, 10.500% (3-Month USD Libor+575 basis points), 12/30/2026[2,3,4]	130,224
12,343,138	FuseFX, LLC First Lien Term Loan, 7.484% (1-Month USD Libor+575 basis points), 10/1/2024[2,3,4]	12,171,846
15,000,000	HH Global Finance Limited First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	14,489,943
	HPS Telecommunications
9,825,000	First Lien Term Loan, 7.006% (3-Month USD Libor+600 basis points), 5/30/2025[2,3,4,7]	9,542,624
10,000,000	First Lien Term Loan, 7.350% (3-Month USD Libor+635 basis points), 7/23/2026[2,3,4]	9,886,360
	Iconic Purchaser Corporation

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	COMMUNICATIONS (Continued)
$1,230,769	Revolver, 0.500%, 11/5/2027[2,4,5]	$1,189,926
307,692	Revolver, 6.620% (3-Month USD Libor+550 basis points), 11/5/2027[2,3,4]	297,481
18,415,385	First Lien Term Loan, 7.009% (3-Month USD Libor+550 basis points), 11/5/2028[2,3,4]	17,804,267
14,887,500	KeyImpact Holdings, Inc. First Lien Term Loan, 6.348% (3-Month USD Libor+525 basis points), 6/21/2026[2,3,4]	14,607,931
2,000,000	Lifesize Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 3/2/2026[2,3,4]	1,937,517
	MBS Holdings, Inc.
1,271,186	Revolver, 0.500%, 4/6/2027[2,4,5]	1,237,890
13,625,847	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 4/6/2027[2,3,4]	13,268,938
	Mc Group Ventures Corporation
4,519,231	Delayed Draw, 1.000%, 6/30/2027[2,4,5]	4,400,856
15,269,231	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4]	14,869,275
5,070,673	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4]	4,937,854
	OneCare Media, LLC
1,333,333	Revolver, 0.500%, 9/29/2026[2,4,5]	1,297,432
9,886,921	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 9/29/2026[2,3,4]	9,620,704
12,000,000	TA TT Buyer First Lien Term Loan, 5.875% (3-Month USD Libor+525 basis points), 4/1/2029[2,3,4]	11,745,982
	Trunk Acquisition, Inc.
1,193,049	Revolver, 0.500%, 2/19/2026[2,4,5]	1,167,960
2,500,000	Revolver, 0.500%, 2/19/2027[2,4,5]	2,447,426
22,388,628	First Lien Term Loan, 7.006% (3-Month USD Libor+600 basis points), 2/19/2027[2,3,4,8]	21,917,807
7,496,301	Delayed Draw, 7.006% (3-Month USD Libor+450 basis points), 2/19/2027[2,3,4]	7,338,657
		267,529,707
	CONSUMER DISCRETIONARY — 9.9%
	ADPD Holdings, LLC
1,586,136	Delayed Draw, 1.000%, 8/2/2027[2,4,5]	1,560,406
14,915,606	First Lien Term Loan, 6.750% (3-Month USD Sofr+575 basis points), 8/2/2027[2,3,4]	14,525,425
	ADS Buyer, Inc.
11,672,776	First Lien Term Loan, 8.250% (3-Month USD Libor+525 basis points), 12/31/2026[2,3,4]	11,487,737

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$6,541,000	First Lien Term Loan, 6.384% (3-Month USD Sofr+525 basis points), 12/30/2027[2,3,4]	$6,437,311
	AG-Twin Brook Consumer Discretionary
19,889,942	First Lien Term Loan, 7.250% (3-Month USD Sofr+625 basis points), 4/22/2026[2,3,4]	19,542,197
14,962,500	First Lien Term Loan, 6.750% (3-Month USD Libor+550 basis points), 11/30/2026[2,3,4]	14,688,926
24,937,500	First Lien Term Loan, 6.750% (1-Month USD Libor+575 basis points), 12/14/2027[2,3,4]	24,349,224
	Apex Service Partners, LLC
417,949	Revolver, 6.722% (3-Month USD Libor+525 basis points), 7/31/2024[2,3,4]	404,863
1,582,051	Revolver, 0.500%, 7/31/2025[2,4,5]	1,532,520
9,375,405	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,081,876
10,157,316	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,839,306
6,766,000	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	6,554,167
1,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	968,692
2,483,512	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	2,405,757
	Archimede
EUR 4,500,000	First Lien Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 10/17/2027[2,3,4,6]	4,671,725
EUR 1,500,000	Delayed Draw, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[2,3,4,6]	1,557,242
EUR 2,500,000	First Lien Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[2,3,4,6]	2,595,403
10,848,269	Astro Acquisition, LLC First Lien Term Loan, 7.750% (3-Month USD Sofr+550 basis points), 9/15/2028[2,3,4]	10,609,106
	Auveco Holdings, Inc.
986,842	Revolver, 0.500%, 5/5/2028[2,4,5]	966,901
1,973,684	Delayed Draw, 1.000%, 5/5/2028[2,4,5]	1,943,570
328,947	Revolver, 7.617% (3-Month USD Sofr+600 basis points), 5/5/2028[2,3,4]	322,300
9,210,526	First Lien Term Loan, 7.617% (3-Month USD Sofr+600 basis points), 5/5/2028[2,3,4]	9,024,413
	Bendon
1,800,000	Revolver, 0.750%, 12/11/2025[2,4,5]	1,705,694
12,413,415	First Lien Term Loan, 8.510% (3-Month USD Libor+650 basis points), 12/11/2025[2,3,4]	11,763,046

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$2,969,156	Chop't Creative Salad Company LLC First Lien Term Loan, 8.750% (1-Month USD Libor+725 basis points), 1/22/2025[2,3,4]	$2,935,415
	Classic Collision
1,382,979	Revolver, 0.500%, 1/14/2026[2,4,5]	1,352,223
6,483,404	Delayed Draw, 1.000%, 1/14/2026[2,4,5]	6,339,220
4,974,769	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 1/14/2026[2,3,4]	4,864,135
12,090,984	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 6/23/2027[2,3,4]	11,822,092
	COP Hometown Acquisitions, Inc.
2,018,322	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	1,975,878
3,080,574	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	3,015,791
4,788,537	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	4,699,674
3,169,565	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	3,102,911
	Covercraft Parent II
2,225,000	Delayed Draw, 1.000%, 8/20/2027[2,4,5]	2,178,209
2,775,000	Delayed Draw, 5.506% (3-Month USD Libor+450 basis points), 8/20/2027[2,3,4]	2,716,643
	EAP Holdco, LLC
2,005,426	Revolver, 0.500%, 11/17/2027[2,4,5]	1,962,810
1,903,188	Delayed Draw, 1.000%, 11/17/2027[2,4,5]	1,862,745
19,363,991	First Lien Term Loan, 6.911% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	18,952,499
401,085	Revolver, 7.005% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	392,562
	Evergreen Acqco 1 LP
3,465,275	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 3/26/2028[2,3]	3,277,561
11,940,000	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 3/26/2028[1,2,3]	11,293,210
19,703,708	Fabletics, Inc. First Lien Term Loan, 11.000% (1-Month USD Sofr+950 basis points), 5/17/2029[2,3,4]	19,191,669
	Gateway US Holdings, Inc.
863,636	Revolver, 0.500%, 9/22/2024[2,4,5]	844,819
4,439,424	Delayed Draw, 1.000%, 9/22/2024[2,4,5]	4,342,697
1,924,212	Delayed Draw, 6.301% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	1,882,287
45,455	Revolver, 6.301% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	44,464

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$22,670,455	First Lien Term Loan, 6.301% (3-Month USD Sofr+565 basis points), 9/22/2024[2,3,4]	$22,176,504
30,000,000	GSM Acquisition Corp. First Lien Term Loan, 6.000% (3-Month USD Sofr+500 basis points), 11/16/2026[2,3,4]	29,347,544
	GSV Holding, LLC
5,243,437	Delayed Draw, 1.000%, 4/3/2028[2,4,5]	5,133,171
2,194,063	Delayed Draw, 5.989% (3-Month USD Libor+475 basis points), 4/3/2028[2,3,4]	2,147,922
17,000,000	Houghton Mifflin Harcourt Company First Lien Term Loan, 10.025% (3-Month USD Sofr+850 basis points), 4/7/2030[2,3,4]	16,548,997
	HPS Consumer Discretionary
4,593,658	First Lien Term Loan, 7.506% (3-Month USD Libor+600 basis points), 10/31/2024[2,3,4,7]	4,523,437
5,036,176	First Lien Term Loan, 7.000% (3-Month USD Libor+800 basis points), 6/27/2025[2,3,4,7]	4,852,166
15,685,406	First Lien Term Loan, 7.989% (3-Month USD Libor+675 basis points), 7/26/2026[2,3,4]	15,561,889
	HS Spa Holdings, Inc.
311,429	Revolver, 0.500%, 6/2/2028[2,4,5]	303,320
2,180,000	First Lien Term Loan, 7.563% (3-Month USD Sofr+575 basis points), 6/2/2029[2,3,4]	2,123,238
7,461,244	Hudson's Bay Company First Lien Term Loan, 8.333% (3-Month USD Libor+733 basis points), 9/30/2026[2,3,4]	7,244,455
14,812,500	HY Cite Enterprises LLC First Lien Term Loan, 9.420% (3-Month USD Libor+800 basis points), 11/1/2026[2,3,4]	14,360,074
25,512,500	Iconix Brand Group, Inc. First Lien Term Loan, 9.563% (3-Month USD Libor+750 basis points), 8/4/2025[2,3,4]	24,549,133
15,343,972	Ingenio, LLC First Lien Term Loan, 8.580% (3-Month USD Sofr+700 basis points), 8/3/2026[2,3,4]	15,016,988
	KBP Brands, LLC
17,810,349	Delayed Draw, 1.000%, 5/26/2027[2,4,5]	17,431,873
2,189,651	Delayed Draw, 6.230% (3-Month USD Libor+525 basis points), 5/26/2027[2,3,4]	2,143,120
	KBP Investments LLC
3,444,691	Delayed Draw, 1.000%, 5/26/2027[2,4,5]	3,351,057
23,992,297	Delayed Draw, 6.000% (3-Month USD Libor+550 basis points), 5/26/2027[2,3,4]	23,340,134

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$14,962,302	Leonard Group, Inc. First Lien Term Loan, 8.816% (3-Month USD Sofr+600 basis points), 2/26/2026[2,3,4]	$14,632,440
	Margaritaville Enterprises LLC
312,500	Revolver, 0.500%, 6/17/2027[2,4,5]	306,927
5,108,297	Delayed Draw, 1.000%, 6/17/2027[2,4,5]	5,055,397
10,727,423	First Lien Term Loan, 5.750% (3-Month USD Sofr+475 basis points), 6/17/2027[2,3,4]	10,536,110
	NL1 Acquire Corp.
CAD 914,073	Revolver, 0.500%, 5/26/2026[2,4,5,6]	675,728
CAD 415,927	Revolver, 6.250% (3-Month CAD Libor+525 basis points), 5/26/2026[2,3,4,6]	307,474
CAD 1,963,468	Delayed Draw, 1.000%, 5/26/2028[2,4,5,6]	1,451,493
1,223,676	Delayed Draw, 1.000%, 5/26/2028[2,4,5]	1,165,734
CAD 1,919,651	Delayed Draw, 6.428% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,6]	1,419,102
195,833	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 5/26/2028[2,3,4]	186,560
2,094,750	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 5/26/2028[2,3,4]	1,995,563
CAD 9,486,600	First Lien Term Loan, 6.678% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,6]	7,012,966
	Obagi Cosmeceuticals LLC
1,900,000	Revolver, 0.500%, 3/16/2026[2,4,5]	1,878,408
2,100,000	Revolver, 7.560% (3-Month USD Libor+750 basis points), 3/16/2026[2,3,4]	2,076,136
10,848,750	First Lien Term Loan, 7.560% (3-Month USD Libor+750 basis points), 3/16/2026[2,3,4]	11,020,754
29,742,428	Owl Rock Consumer Discretionary First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 3/26/2026[2,3,4]	29,257,413
6,176,471	Penney Borrower LLC First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 12/16/2026[2,3,4]	6,047,283
	Quality Automotive Services, LLC
1,477,132	Revolver, 0.500%, 7/16/2027[2,4,5]	1,446,069
3,194,941	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4]	3,127,753
4,892,663	First Lien Term Loan, 7.598% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4]	4,789,772
	Race Winning Brands, Inc.
2,034,940	Revolver, 0.500%, 11/16/2027[2,4,5]	1,990,683
1,090,060	Revolver, 6.250% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	1,066,352
21,820,312	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	21,345,753

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$4,565,937	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	$4,466,635
14,167,485	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	13,796,873
1,959,900	RCS Consumer Discretionary First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 6/6/2025[2,3,4,7]	1,903,719
	RefrigiWear, LLC
1,517,773	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 11/2/2027[2,3,4]	1,493,228
15,619,614	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 11/27/2027[2,3,4]	15,367,018
2,601,896	Revolver, 0.500%, 6/4/2029[2,4,5]	2,559,819
	Regent Holding Company, LLC
2,819,549	Revolver, 8.756% (1-Month USD Libor+775 basis points), 2/25/2026[2,3,4]	2,749,344
1,127,820	First Lien Term Loan, 8.810% (1-Month USD Libor+775 basis points), 2/26/2026[2,3,4]	1,099,691
	Spanx, LLC
12,096,621	Revolver, 0.500%, 11/18/2028[2,4,5]	11,743,481
72,572,650	First Lien Term Loan, 7.095% (3-Month USD Libor+550 basis points), 11/18/2028[2,3,4]	70,454,021
	Spotless Brands, LLC
250,000	Revolver, 0.500%, 6/21/2028[2,4,5]	244,274
2,968,750	Delayed Draw, 1.000%, 6/21/2028[2,4,5]	2,930,356
5,000,000	First Lien Term Loan, 8.529% (3-Month USD Sofr+575 basis points), 6/21/2028[2,3,4]	4,885,485
156,250	Delayed Draw, 8.536% (3-Month USD Sofr+575 basis points), 6/21/2028[2,3,4]	154,229
	Stanton Carpet Corp.
1,189,468	Revolver, 0.500%, 10/1/2026[2,4,5]	1,161,967
9,280,312	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	9,065,743
9,950,000	Summit Buyer, L.L.C. First Lien Term Loan, 6.006% (3-Month USD Libor+525 basis points), 9/17/2027[2,3,4]	9,728,722
	Truck-Lite Co., LLC
219,503	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 12/13/2026[2,3,4]	215,113
9,974,490	First Lien Term Loan, 7.256% (3-Month USD Libor+625 basis points), 12/13/2026[2,3,4]	9,782,250
	Twin Brook Consumer Discretionary
4,891,498	First Lien Term Loan, 7.506% (3-Month USD Libor+575 basis points), 2/14/2024[2,3,4,7]	4,734,115

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$19,949,402	First Lien Term Loan, 7.506% (2-Month USD Libor+575 basis points), 2/14/2024[2,3,4]	$19,307,534
9,925,021	First Lien Term Loan, 7.250% (3-Month USD Libor+525 basis points), 4/20/2026[2,3,4]	9,751,497
8,000,000	Woof Holdings, Inc. Second Lien Term Loan, 9.313% (1-Month USD Libor+725 basis points), 12/21/20281,[2,3,4]	7,379,618
		821,508,945
	CONSUMER STAPLES — 1.4%
	BCPE North Star US Holdings Co.
2,210,526	Delayed Draw, 1.000%, 6/10/2028[2,4,5]	2,146,409
11,730,526	First Lien Term Loan, 5.006% (1-Month USD Libor+400 basis points), 6/10/2028[2,3,4]	11,390,277
3,556,707	C.P. Converters, Inc. First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 6/18/2023[2,3,4]	3,516,289
13,895,000	Cardenas Markets, Inc. First Lien Term Loan, 8.000% (3-Month USD Libor+625 basis points), 6/3/2027[2,3,4]	13,531,041
8,487,400	HPS Consumer Staples First Lien Term Loan, 7.006% (3-Month USD Libor+600 basis points), 9/1/2026[2,3,4,7]	8,427,716
	JTM Foods, LLC
1,158,366	Delayed Draw, 0.500%, 5/14/2027[2,4,5]	1,128,024
447,678	Revolver, 0.500%, 5/14/2027[2,4,5]	435,951
671,517	Revolver, 5.750% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,4]	653,927
7,664,522	First Lien Term Loan, 6.161% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,4]	7,463,760
3,716,499	JUUL Labs, Inc. First Lien Term Loan, 8.500% (3-Month USD Libor+800 basis points), 8/2/2023[2,3,4]	3,630,174
25,000,000	Maxor National Pharmacy Services, LLC First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 12/6/2027[2,3,4]	24,289,542
	Purfoods, LLC
562,500	Delayed Draw, 1.000%, 8/12/2026[2,4,5]	554,717
2,428,125	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 8/12/2026[2,3,4]	2,394,530
4,432,500	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 8/12/2026[2,3,4]	4,371,174
	RB Holdings Interco, LLC
692,540	Revolver, 0.500%, 5/4/2028[2,4,5]	675,268
2,770,160	Delayed Draw, 1.000%, 5/4/2028[2,4,5]	2,728,633

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER STAPLES (Continued)
$692,540	Revolver, 6.000% (3-Month USD Sofr+500 basis points), 5/4/2028[2,3,4]	$675,268
9,233,867	First Lien Term Loan, 6.304% (3-Month USD Sofr+500 basis points), 5/4/2028[2,3,4]	9,003,570
	SWK Buyer, Inc.
429,825	Revolver, 0.500%, 3/11/2029[2,4,5]	421,072
3,070,175	Delayed Draw, 1.000%, 3/11/2029[2,4,5]	3,035,286
13,201,754	First Lien Term Loan, 6.250% (3-Month USD Sofr+525 basis points), 3/11/2029[2,3,4]	12,932,915
798,246	Revolver, 7.750% (3-Month USD Sofr+425 basis points), 3/11/2029[2,3,4]	781,990
		114,187,533
	ENERGY — 1.1%
	Drilling Info Holdings, Inc.
13,964,377	First Lien Term Loan, 5.560% (1-Month USD Libor+450 basis points), 7/30/2025[2,3,4]	13,518,571
4,783,546	Second Lien Term Loan, 8.707% (1-Month USD Libor+825 basis points), 7/30/2026[2,3,4]	4,643,808
15,000,000	Evolution Well Services Holdings, LLC First Lien Term Loan, 9.750% (3-Month USD Sofr+725 basis points), 3/4/2027[2,3,4]	14,203,224
6,647,949	Goodnight Water Solutions, LLC First Lien Term Loan, 9.183% (3-Month USD Sofr+750 basis points), 6/3/2027[2,3,4]	6,507,074
	Integrated Power
2,730,835	Revolver, 0.500%, 11/22/2027[2,4,5]	2,673,407
3,167,877	Delayed Draw, 1.000%, 11/22/2028[2,4,5]	3,101,258
2,468,915	Delayed Draw, 6.250% (3-Month USD Libor+475 basis points), 11/22/2028[2,3,4]	2,416,995
5,735,625	Kene Acquisition, Inc. First Lien Term Loan, 5.256% (3-Month USD Libor+425 basis points), 8/10/2026[2,3,4]	5,609,176
	Service Compression, LLC
4,151,000	Delayed Draw, 1.000%, 5/6/2027[2,4,5]	3,987,085
5,966,000	Delayed Draw, 1.000%, 5/6/2027[2,4,5]	5,730,414
12,849,000	First Lien Term Loan, 9.000% (3-Month USD Sofr+800 basis points), 5/6/2027[2,3,4]	12,341,618
18,467,000	First Lien Term Loan, 11.000% (3-Month USD Sofr+800 basis points), 5/6/2027[2,3,4]	17,737,774
		92,470,404
	FINANCIALS — 12.0%
5,906,489	Alacrity First Lien Term Loan, 10.500% (3-Month USD Libor+975 basis points), 12/21/2029[2,3,4]	5,684,940

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Alera Group Holdings, Inc.
$18,088,168	Delayed Draw, 1.000%, 9/30/2028[2,4,5]	$17,767,538
6,895,489	Delayed Draw, 6.559% (3-Month USD Libor+550 basis points), 9/30/2028[2,3,4]	6,773,260
	Amba Buyer, Inc.
14,257,915	Delayed Draw, 1.000%, 7/30/2027[2,4,5]	14,015,709
12,475,676	First Lien Term Loan, 6.827% (3-Month USD Sofr+575 basis points), 7/30/2027[2,3,4]	12,202,118
13,965,000	APEX Analytix, LLC First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 8/18/2026[2,3,4]	13,657,125
GBP 10,791,367	Apus Bidco Limited First Lien Term Loan, 6.221% (3-Month GBP Libor+550 basis points), 2/9/2028[2,3,4,6]	12,649,235
	AQ Sage Buyer, LLC
15,133,990	Delayed Draw, 1.000%, 1/25/2027[2,4,5]	14,893,957
17,868,014	Delayed Draw, 1.000%, 1/25/2027[2,4,5]	17,578,157
9,834,760	First Lien Term Loan, 6.750% (3-Month USD Libor+525 basis points), 1/25/2027[2,3,4]	9,606,002
	AQ Sunshine, Inc.
1,491,667	Revolver, 0.500%, 4/15/2024[2,4,5]	1,456,551
591,667	Revolver, 7.000% (2-Month USD Libor+600 basis points), 4/15/2024[2,3,4]	577,738
1,791,667	Delayed Draw, 1.000%, 4/15/2025[2,4,5]	1,749,489
13,740,741	Delayed Draw, 1.000%, 4/15/2025[2,4,5]	13,398,040
21,113,021	Delayed Draw, 7.000% (2-Month USD Libor+600 basis points), 4/15/2025[2,3,4]	20,615,995
	AxiomSL Group, Inc.
731,098	Revolver, 0.500%, 12/3/2025[2,4,5]	711,948
713,267	Delayed Draw, 1.000%, 12/3/2027[2,4,5]	694,584
10,972,718	First Lien Term Loan, 7.006% (3-Month USD Libor+600 basis points), 12/3/2027[2,3,4]	10,685,303
	CC SAG Acquisition Corp.
699,301	Revolver, 0.500%, 6/29/2027[2,4,5]	673,777
2,437,063	Delayed Draw, 1.000%, 6/29/2028[2,4,5]	2,348,112
2,803,698	Delayed Draw, 6.756% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4]	2,701,365
18,913,024	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4]	18,222,716
	CFGI Holdings, LLC
1,751,825	Revolver, 0.500%, 11/2/2027[2,4,5]	1,710,938
2,189,781	Delayed Draw, 1.000%, 11/2/2027[2,4,5]	2,158,612
16,018,248	First Lien Term Loan, 6.310% (3-Month USD Libor+525 basis points), 11/2/2027[2,3,4]	15,644,389

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Credit Connection, LLC
$4,800,000	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 7/30/2026[2,3,4]	$4,688,033
4,975,000	First Lien Term Loan, 6.760% (3-Month USD Libor+550 basis points), 7/30/2026[2,3,4]	4,858,951
600,000	Revolver, 0.500%, 7/29/2027[2,4,5]	586,004
9,118,291	Cresset Asset Management, LLC First Lien Term Loan, 8.400% (3-Month USD Sofr+700 basis points), 4/20/2025[2,3,4]	9,008,072
EUR 627,356	Dreamstart BidCo First Lien Term Loan, 5.500% (6-Month EUR Libor+525 basis points), 3/30/2027[2,3,4,6]	643,496
	EdgeCo Buyer, Inc.
10,000,000	Delayed Draw, 1.000%, 6/1/2026[2,4,5]	9,730,146
2,500,000	First Lien Term Loan, 6.222% (3-Month USD Libor+475 basis points), 6/1/2026[2,3,4]	2,432,537
8,932,500	Exegy, Inc. First Lien Term Loan, 5.632% (3-Month USD Libor+600 basis points), 5/17/2026[2,3,4]	8,705,120
	Galway Borrower, LLC
814,315	Revolver, 0.500%, 5/18/2023[2,4,5]	797,011
712,245	Delayed Draw, 1.000%, 5/18/2023[2,4,5]	697,110
1,730,701	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 5/18/2023[2,3,4]	1,693,923
10,623,421	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 5/18/2023[2,3,4]	10,397,669
288,183	Delayed Draw, 1.000%, 9/30/2023[2,4,5]	282,059
1,299,853	Delayed Draw, 1.000%, 9/30/2023[2,4,5]	1,272,231
1,795,472	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	1,757,318
1,979	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	1,937
694,552	Revolver, 0.500%, 9/30/2027[2,4,5]	679,792
879,765	Revolver, 0.500%, 9/30/2027[2,4,5]	861,070
293,856	Revolver, 0.500%, 9/30/2027[2,4,5]	287,612
305,115	Delayed Draw, 1.000%, 9/30/2028[2,4,5]	298,631
9,063,899	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	8,871,288
311,983	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	305,353
4,089,046	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	4,002,152

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$12,758,600	First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	$12,487,475
EUR 8,500,000	Groupe Premium First Lien Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 6/8/2028[2,3,4,6]	8,806,755
	Helibron Midco B.V.
EUR 322,466	First Lien Term Loan, 5.000% (3-Month EUR Libor+525 basis points), 9/17/2026[2,3,4,6]	323,412
EUR 859,908	First Lien Term Loan, 5.000% (3-Month EUR Libor+525 basis points), 9/18/2026[2,3,4,6]	862,431
EUR 8,850,000	First Lien Term Loan, 5.000% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,6]	8,875,966
	Higginbotham Insurance Agency, Inc.
12,900,000	Delayed Draw, 1.000%, 11/25/2026[2,4,5]	12,753,404
23,012,034	Delayed Draw, 1.000%, 11/25/2026[2,4,5]	22,750,525
3,737,969	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	3,695,491
18,249,998	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	18,042,604
2,095,417	Delayed Draw, 6.560% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	2,071,604
	HPS Financials
4,149,716	First Lien Term Loan, 9.006% (3-Month USD Libor+850 basis points), 6/29/2023[2,3,4,7]	4,027,152
EUR 3,570,450	First Lien Term Loan, 5.250% (3-Month EUR Libor+550 basis points), 8/3/2025[2,3,4,6]	3,693,531
GBP 4,517,888	First Lien Term Loan, 6.059% (3-Month GBP Libor+550 basis points), 8/3/2025[2,3,4,6]	5,428,578
106,875,000	HPS Specialty Loan Fund V Feeder LP First Lien Term Loan, 4.598%, 5/14/2031[2,3,4,9]	106,875,000
9,847,661	J S Held LLC Delayed Draw, 1.000%, 7/1/2025[2,4,5]	9,735,752
	J S Held, LLC
9,863,326	Delayed Draw, 6.500% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4]	9,751,239
760,232	Delayed Draw, 6.500% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4]	751,593
45,694,965	First Lien Term Loan, 6.500% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4]	45,175,687
8,833,815	First Lien Term Loan, 6.500% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4]	8,733,427
	Keystone Agency Investors
9,514,134	Delayed Draw, 1.000%, 5/3/2027[2,4,5]	9,312,523

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$9,019,007	Delayed Draw, 7.188% (3-Month USD Libor+600 basis points), 5/3/2027[2,3,4]	$8,769,382
5,925,536	First Lien Term Loan, 7.188% (3-Month USD Libor+550 basis points), 5/3/2027[2,3,4]	5,761,531
5,625,000	Delayed Draw, 7.188% (3-Month USD Libor+600 basis points), 5/3/2027[2,3,4]	5,469,313
4,360,218	First Lien Term Loan, 7.188% (3-Month USD Libor+550 basis points), 5/3/2027[2,3,4]	4,239,537
5,224,753	First Lien Term Loan, 7.188% (3-Month USD Sofr+600 basis points), 5/3/2027[2,3,4]	5,114,037
439,624	Delayed Draw, 8.227% (3-Month USD Libor+600 basis points), 5/3/2027[2,3,4]	430,308
	KWOR Acquisition, Inc.
1,824,319	Revolver, 0.500%, 12/22/2027[2,4,5]	1,781,885
284,720	Revolver, 8.250% (3-Month USD Libor+525 basis points), 12/22/2027[2,3,4]	278,098
15,185,079	First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 12/22/2028[2,3,4]	14,831,872
	Mclarens Midco, Inc.
3,485,026	Revolver, 0.500%, 12/19/2025[2,4,5]	3,411,737
5,348,895	First Lien Term Loan, 6.678% (3-Month USD Libor+575 basis points), 12/19/2025[2,3,4]	5,236,411
	Oakbridge Insurance Agency LLC
482,759	Revolver, 0.500%, 12/31/2026[2,4,5]	470,471
14,422,414	Delayed Draw, 1.000%, 12/31/2026[2,4,5]	14,162,349
120,690	Revolver, 6.884% (3-Month USD Libor+575 basis points), 12/31/2026[2,3,4]	117,618
1,804,974	First Lien Term Loan, 6.884% (3-Month USD Libor+575 basis points), 12/31/2026[2,3,4]	1,759,034
619,040	Delayed Draw, 7.516% (3-Month USD Sofr+575 basis points), 12/31/2026[2,3,4]	607,878
	Patriot Growth Insurance Services, LLC
2,660,377	Revolver, 0.500%, 10/14/2028[2,4,5]	2,598,761
4,375,300	Delayed Draw, 1.000%, 10/14/2028[2,4,5]	4,313,024
17,964,322	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/14/2028[2,3,4]	17,548,256
	Peter C. Foy & Associates Insurance Services, LLC
53,571,429	Delayed Draw, 1.000%, 11/1/2028[2,4,5]	53,457,318
21,428,571	First Lien Term Loan, 6.750% (3-Month USD Libor+600 basis points), 11/1/2028[2,3,4]	21,169,098
11,799,812	Regent Holding Company, LLC First Lien Term Loan, 8.756% (1-Month USD Libor+775 basis points), 2/25/20261,[2,3,4,10,11]	11,506,003
	Reorg Research, Inc.
3,571,429	Delayed Draw, 1.000%, 6/28/2024[2,4,5]	3,513,189

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$6,380,357	First Lien Term Loan, 5.256% (3-Month USD Libor+475 basis points), 6/28/2024[2,3,4]	$6,276,311
	Riveron Acquisition Holdings, Inc.
4,526,580	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	4,475,140
862,170	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	852,373
3,451,524	First Lien Term Loan, 7.998% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	3,376,229
	RSC Acquisition, Inc.
8,690,548	Revolver, 0.500%, 11/1/2026[2,4,5]	8,561,866
1,120,482	Delayed Draw, 1.000%, 11/1/2026[2,4,5]	1,103,891
10,837,681	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 11/1/2026[2,3,4]	10,714,521
3,004,518	Delayed Draw, 7.777% (3-Month USD Libor+550 basis points), 11/1/2026[2,3,4]	2,960,030
3,000,000	Delayed Draw, 1.000%, 5/31/2029[2,4,5]	2,953,260
	RSC Insurance Brokerage, Inc.
1,492,457	Delayed Draw, 1.000%, 10/30/2026[2,4,5]	1,475,497
1,149,176	Delayed Draw, 5.500% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	1,136,117
37,453,376	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	37,027,756
8,453,568	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	8,357,502
2,778,946	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	2,747,366
1,500,000	StarCompliance Intermediate, LLC First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 1/12/2027[2,3,4]	1,470,428
	The Ultimus Group Midco, LLC
1,424,528	Revolver, 0.500%, 2/1/2024[2,4,5]	1,394,571
6,783,000	First Lien Term Loan, 5.756% (3-Month USD Libor+475 basis points), 2/1/2026[2,3,4]	6,657,125
	THG Acquisition, LLC
743,884	Revolver, 0.500%, 12/2/2025[2,4,5]	721,457
11,822,394	Delayed Draw, 1.000%, 12/2/2026[2,4,5]	11,465,971
2,433,035	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 12/2/2026[2,3,4]	2,359,684
	Turbo Buyer, Inc.
4,733,333	Delayed Draw, 1.000%, 12/2/2025[2,4,5]	4,620,141
4,993,250	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	4,873,842

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$4,987,500	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	$4,826,521
266,667	Delayed Draw, 7.011% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	260,290
	Vale Insurance Services LLC
2,204,403	Revolver, 0.500%, 12/1/2027[2,4,5]	2,147,970
214,952	Revolver, 6.000% (3-Month USD Libor+500 basis points), 12/1/2027[2,3,4]	209,449
22,524,194	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/1/2027[2,3,4,8]	21,947,566
	Wealth Enhancement Group, LLC
145,897	Revolver, 7.000% (3-Month USD Libor+600 basis points), 10/4/2027[2,3,4]	144,436
294,093	Revolver, 0.500%, 10/4/2027[2,4,5]	291,147
7,824,831	Delayed Draw, 1.000%, 10/4/2027[2,4,5]	7,765,920
5,234,250	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 10/4/2027[2,3,4]	5,124,176
	World Insurance Associates, LLC
707,075	Delayed Draw, 1.000%, 4/1/2026[2,4,5]	702,719
20,000,000	Delayed Draw, 1.000%, 4/1/2026[2,4,5]	19,876,788
19,366,172	Delayed Draw, 1.000%, 4/1/2026[2,4,5]	19,117,348
2,704,918	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 4/1/2026[2,3,4]	2,688,254
11,588,007	Delayed Draw, 6.784% (3-Month USD Libor+575 basis points), 4/1/2026[2,3,4]	11,516,618
426,519	Delayed Draw, 7.304% (3-Month USD Sofr+525 basis points), 4/1/2026[2,3,4]	421,038
		994,357,690
	GOVERNMENTS — 0.4%
	Govdelivery Holdings, LLC
536,402	Revolver, 0.500%, 1/29/2027[2,4,5]	528,980
3,334,737	Delayed Draw, 1.000%, 1/29/2027[2,4,5]	3,288,599
5,073,600	Delayed Draw, 7.006% (3-Month USD Libor+650 basis points), 1/29/2027[2,3,4]	5,003,404
6,084,288	First Lien Term Loan, 7.500% (3-Month USD Libor+625 basis points), 1/29/2027[2,3,4]	6,000,108
	LOC Performance Products
3,213,443	Revolver, 0.500%, 12/30/2026[2,4,5]	3,161,994
642,689	Revolver, 6.250% (3-Month USD Libor+525 basis points), 12/30/2026[2,3,4]	632,399
10,492,187	First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 12/30/2026[2,3,4]	10,324,201
		28,939,685
	HEALTH CARE — 18.3%
	AAH Topco, LLC

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$423,729	Revolver, 0.500%, 12/22/2027[2,4,5]	$407,393
4,364,226	Delayed Draw, 1.000%, 12/22/2027[2,4,5]	4,239,125
4,108,131	First Lien Term Loan, 7.142% (3-Month USD Libor+550 basis points), 12/22/2027[2,3,4]	3,949,756
	ACI Group Holdings, Inc.
3,238,929	Delayed Draw, 1.000%, 8/2/2028[2,4,5]	3,112,782
511,004	Delayed Draw, 6.500% (3-Month USD Libor+575 basis points), 8/2/2028[2,3,4]	491,102
10,127,679	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 8/2/2028[2,3,4]	9,733,236
	ADCS Clinics Intermediate Holdings, LLC
5,433,471	Delayed Draw, 1.000%, 5/7/2027[2,4,5]	5,276,317
2,258,013	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 5/7/2027[2,3,4]	2,192,704
11,024,132	First Lien Term Loan, 8.222% (3-Month USD Libor+625 basis points), 5/7/2027[2,3,4]	10,705,278
	ADMA Bilogics, Inc.
3,571,429	Delayed Draw, 1.000%, 3/23/2027[2,4,5]	3,530,627
21,782,571	First Lien Term Loan, 11.112% (3-Month USD Sofr+950 basis points), 3/23/2027[2,3,4]	21,601,836
	Affinity Hospice Intermediate Holdings, LLC
5,239,105	Delayed Draw, 1.000%, 12/17/2027[2,4,5]	5,154,833
8,738,993	First Lien Term Loan, 5.756% (3-Month USD Libor+475 basis points), 12/17/2027[2,3,4]	8,576,820
	AG-Twin Brook Healthcare
7,570,000	Delayed Draw, 1.000%, 4/2/2024[2,4,5]	7,402,257
12,208,716	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 4/2/2024[2,3,4]	11,938,184
19,949,527	First Lien Term Loan, 6.649% (3-Month USD Libor+550 basis points), 9/25/2025[2,3,4]	19,464,489
19,961,604	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 10/29/2026[2,3,4]	19,448,461
19,900,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/14/2026[2,3,4]	19,480,002
14,962,500	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	14,533,598
9,930,556	Delayed Draw, 1.000%, 2/23/2027[2,4,5]	9,662,088
12,847,222	First Lien Term Loan, 7.149% (3-Month USD Sofr+600 basis points), 2/23/2027[2,3,4]	12,499,904
2,222,222	Delayed Draw, 7.202% (3-Month USD Sofr+625 basis points), 2/23/2027[2,3,4]	2,162,146

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$5,253,731	Alegeus Technologies Holding Corp. First Lien Term Loan, 10.950% (3-Month USD Libor+825 basis points), 9/5/2024[2,3,4]	$5,147,936
11,880,000	American Renal Associates Holdings, Inc. First Lien Term Loan, 7.260% (3-Month USD Libor+625 basis points), 1/29/2027[2,3,4]	11,533,347
7,860,000	AWC-MH Acquisition First Lien Term Loan, 8.010% (3-Month USD Libor+700 basis points), 10/12/2025[2,3,4]	7,770,679
	Biocare Medical LLC
2,777,778	Revolver, 0.500%, 12/9/2027[2,4,5]	2,718,749
22,166,667	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 12/9/2027[2,3,4]	21,695,617
12,125,971	Bridges Consumer Healthcare First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 1/20/2027[2,3,4]	11,870,968
	Carevet LLC
4,530,505	Delayed Draw, 1.000%, 9/1/2025[2,4,5]	4,433,300
1,576,730	First Lien Term Loan, 1.000%, 9/1/2025[2,4,5]	1,542,900
9,950,000	Delayed Draw, 7.560% (3-Month USD Libor+725 basis points), 9/1/2025[2,3,4]	9,736,516
7,657,667	Delayed Draw, 7.560% (3-Month USD Libor+625 basis points), 9/1/2025[2,3,4]	7,493,367
844,677	First Lien Term Loan, 9.500% (3-Month USD Libor+850 basis points), 9/1/2025[2,3,4]	826,554
1,000,000	First Lien Term Loan, 13.059% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	984,681
1,333,333	First Lien Term Loan, 13.060% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	1,312,908
957,300	First Lien Term Loan, 13.255% (1-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	936,761
	Community Medical Acquisition Corp.
3,683,963	Revolver, 0.500%, 12/15/2027[2,4,5]	3,562,072
4,333,814	Delayed Draw, 1.000%, 12/15/2028[2,4,5]	4,227,622
25,663,003	First Lien Term Loan, 6.579% (3-Month USD Libor+475 basis points), 12/15/2028[2,3,4]	24,813,896
	Connect America.com, LLC
267,689	Revolver, 0.500%, 6/30/2026[2,4,5]	260,148
7,272,738	First Lien Term Loan, 8.000% (1-Month USD Libor+700 basis points), 6/30/2026[2,3,4]	7,067,859
404,615	Revolver, 9.500% (1-Month USD Libor+700 basis points), 6/30/2026[2,3,4]	393,217
	CORA Health Holdings Corp.
5,234,389	Delayed Draw, 0.500%, 6/15/2027[2,4,5]	5,136,093

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$439,024	Revolver, 0.500%, 6/15/2027[2,4,5]	$430,780
167,457	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	164,313
330,207	Revolver, 6.750% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	324,006
13,725,206	First Lien Term Loan, 7.036% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	13,467,463
	Covaris Intermediate 3, LLC
1,184,211	Revolver, 0.500%, 1/21/2028[2,4,5]	1,143,916
5,921,053	Delayed Draw, 1.000%, 1/21/2028[2,4,5]	5,777,943
7,894,737	First Lien Term Loan, 6.348% (3-Month USD Libor+525 basis points), 1/21/2028[2,3,4]	7,626,106
	CPF Dental, LLC
15,263	Delayed Draw, 0.500%, 8/30/2024[2,4,5]	14,728
3,727,751	Delayed Draw, 1.000%, 8/30/2024[2,4,5]	3,693,489
2,874,675	Delayed Draw, 10.000% (3-Month USD Libor+1,000 basis points), 8/30/2024[2,3,4,12]	2,773,799
4,084,851	Delayed Draw, 10.000% (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4,12]	4,047,307
5,353,550	First Lien Term Loan, 10.125% (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4,12]	5,165,687
13,965,000	Crossroads Holding, LLC First Lien Term Loan, 6.500% (3-Month USD Libor+525 basis points), 12/23/2027[2,3,4]	13,705,847
	D4C Dental Brands, Inc.
714,286	Revolver, 0.500%, 12/30/2026[2,4,5]	706,169
608,914	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	608,477
2,652,595	Delayed Draw, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	2,650,691
1,707,434	Delayed Draw, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	1,706,208
6,524,554	First Lien Term Loan, 7.506% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	6,519,870
	DCA Holdings LLC
1,184,498	Delayed Draw, 1.000%, 3/12/2027[2,4,5]	1,135,203
2,770,304	Delayed Draw, 7.000% (3-Month USD Libor+625 basis points), 3/12/2027[2,3,4]	2,655,015
15,921,145	First Lien Term Loan, 7.000% (3-Month USD Libor+625 basis points), 3/12/2027[2,3,4]	15,258,566
	Deca Dental Holdings, LLC
740,741	Revolver, 0.500%, 8/26/2028[2,4,5]	725,000
3,333,333	Delayed Draw, 1.000%, 8/26/2028[2,4,5]	3,262,499
1,474,074	Delayed Draw, 6.756% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	1,442,749

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$14,003,704	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	$13,706,120
370,370	Revolver, 8.000% (3-Month USD Libor+650 basis points), 8/26/2028[2,3,4]	362,500
	Dermatopathology Laboratory Of Central States, LLC
10,403,226	First Lien Term Loan, 6.895% (1-Month USD Sofr+575 basis points), 6/1/2028[2,3,4]	10,258,855
6,935,484	First Lien Term Loan, 6.895% (1-Month USD Sofr+575 basis points), 6/1/2028[2,3,4]	6,753,071
	DOCS MSO LLC
967,742	Revolver, 0.500%, 6/1/2028[2,4,5]	954,312
645,161	Revolver, 0.500%, 6/1/2028[2,4,5]	628,193
3,629,032	Delayed Draw, 1.000%, 6/1/2028[2,4,5]	3,614,818
2,419,355	Delayed Draw, 1.000%, 6/1/2028[2,4,5]	2,379,761
10,750,000	Ensemble RCM, LLC First Lien Term Loan, 5.551% (3-Month USD Libor+500 basis points), 5/18/2029[2,3,4]	10,577,483
	ERC Holdings, LLC
1,420,118	Revolver, 0.500%, 11/10/2027[2,4,5]	1,376,211
6,657,924	Revolver, 0.500%, 11/10/2027[2,4,5]	6,452,074
2,769,231	Delayed Draw, 1.000%, 11/10/2028[2,4,5]	2,683,611
15,773,077	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 11/10/2028[2,3,4]	15,285,403
20,000,000	Finthrive Software Intermediate Holdings, Inc. Second Lien Term Loan, 8.416% (3-Month USD Libor+675 basis points), 1/6/2030[2,3,4]	19,139,499
	Fortis Life Sciences, LLC
1,826,087	Revolver, 0.500%, 9/17/2027[2,4,5]	1,787,282
11,106,063	Delayed Draw, 1.000%, 9/17/2027[2,4,5]	10,870,055
14,413,502	First Lien Term Loan, 5.756% (3-Month USD Libor+475 basis points), 9/17/2027[2,3,4]	14,107,210
608,696	Revolver, 6.935% (3-Month USD Libor+475 basis points), 9/17/2027[2,3,4]	595,761
	FYi Eye Care Services and Products, Inc.
CAD 13,684,211	Delayed Draw, 1.000%, 3/4/2027[2,4,5,6]	10,397,460
CAD 26,315,789	Delayed Draw, 6.177% (3-Month USD Libor+450 basis points), 3/4/2027[2,3,4,6]	19,995,116
	HPS Healthcare
9,730,857	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/27/2024[2,3,4,7]	9,620,276
9,825,000	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 7/2/2025[2,3,4,7]	9,764,472
	Integrated Oncology Network, LLC
83,957	Revolver, 0.500%, 6/24/2024[2,4,5]	83,003

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$4,032,638	First Lien Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[2,3,4]	$3,986,811
137,688	First Lien Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[2,3,4]	136,123
134,701	Revolver, 0.500%, 6/24/2025[2,4,5]	131,279
1,355,681	Delayed Draw, 1.000%, 6/24/2025[2,4,5]	1,321,240
3,308,194	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 6/24/2025[2,3,4]	3,224,150
509,935	Delayed Draw, 7.175% (3-Month USD Libor+600 basis points), 6/24/2025[2,3,4]	496,980
	IvyRehab Intermediate II, LLC
3,837,719	Revolver, 0.500%, 4/21/2029[2,4,5]	3,755,936
7,214,912	Delayed Draw, 1.000%, 4/21/2029[2,4,5]	7,132,485
23,486,842	First Lien Term Loan, 5.637% (3-Month USD Libor+475 basis points), 4/21/2029[2,3,4]	22,986,331
460,526	Delayed Draw, 6.221% (3-Month USD Libor+485 basis points), 4/21/2029[2,3,4]	455,265
	Jayhawk Buyer, LLC
9,012,233	First Lien Term Loan, 6.006% (3-Month USD Sofr+575 basis points), 10/15/2026[2,3,4]	8,769,034
756,696	First Lien Term Loan, 6.006% (3-Month USD Sofr+575 basis points), 10/15/2026[2,3,4]	736,276
1,105,654	First Lien Term Loan, 6.006% (3-Month USD Sofr+575 basis points), 10/15/2026[2,3,4]	1,075,818
	Keystone Acquisition Corp.
1,630,435	Revolver, 0.500%, 1/26/2028[2,4,5]	1,593,311
3,260,870	Delayed Draw, 1.000%, 1/26/2029[2,4,5]	3,218,811
20,108,696	First Lien Term Loan, 7.947% (3-Month USD Libor+575 basis points), 1/26/2029[2,3,4]	19,650,839
	Life Science Intermediate Holdings, LLC
188,281	Revolver, 0.500%, 6/10/2025[2,4,5]	185,297
3,750,000	Delayed Draw, 1.000%, 6/10/2025[2,4,5]	3,690,554
1,553,797	Delayed Draw, 1.000%, 6/10/2025[2,4,5]	1,544,612
3,318,026	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	3,265,428
329,651	Revolver, 7.000% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	324,425
2,900,533	First Lien Term Loan, 7.145% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	2,854,553
468,376	Revolver, 0.500%, 6/10/2027[2,4,5]	460,951
EUR 6,000,000	Delayed Draw, 1.000%, 6/10/2027[2,4,5,6]	6,188,311
GBP 7,500,000	Delayed Draw, 1.000%, 6/10/2027[2,4,5,6]	8,984,916
6,550,650	Delayed Draw, 1.000%, 6/10/2027[2,4,5]	6,477,264
820,052	Revolver, 7.000% (3-Month USD Libor+600 basis points), 6/10/2027[2,3,4]	807,053

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$14,925,000	MedData First Lien Term Loan, 6.060% (3-Month USD Libor+475 basis points), 10/31/2026[2,3,4]	$14,663,909
	MedMark Services, Inc.
415,962	Delayed Draw, 1.000%, 6/11/2027[2,4,5]	409,631
4,063,846	Delayed Draw, 1.000%, 6/11/2027[2,4,5]	4,001,996
1,579,745	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	1,555,702
3,930,982	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	3,871,153
7,940,000	First Lien Term Loan, 6.006% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	7,819,156
	Myorthos Management, LLC
4,906,039	First Lien Term Loan, 6.060% (3-Month USD Libor+525 basis points), 11/1/2027[2,3,4]	4,809,995
9,062,442	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 11/1/2027[2,3,4]	8,871,863
	National Dentex Labs LLC
252,873	Revolver, 1.000%, 10/23/2025[2,4,5]	245,125
390,805	Delayed Draw, 1.000%, 10/23/2025[2,4,5]	378,829
6,926,149	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	6,713,915
2,958,626	Delayed Draw, 8.010% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	2,867,967
666,667	Revolver, 8.010% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	646,238
526,086	Delayed Draw, 8.010% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	509,966
	Novotech (Australia) Pty Limited
3,125,000	Delayed Draw, 1.000%, 1/14/2028[2,4,5]	3,022,385
AUD 18,543,750	Delayed Draw, 7.612% (1-Month AUD BBSY+575 basis points), 1/14/2028[2,3,4,6]	12,379,096
13,437,500	First Lien Term Loan, 7.825% (1-Month USD Sofr+575 basis points), 1/14/2028[2,3,4]	12,996,257
	OB Hospitalist Group
1,534,351	Revolver, 0.500%, 9/27/2027[2,4,5]	1,460,637
183,206	Revolver, 6.461% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	174,404
13,216,031	First Lien Term Loan, 6.560% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	12,581,101
	OIA Acquisition, LLC
1,928,571	Revolver, 0.500%, 10/19/2027[2,4,5]	1,887,589
459,000	Delayed Draw, 1.000%, 10/19/2027[2,4,5]	449,246
1,380,397	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	1,351,064

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$11,200,500	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	$10,962,485
	OIS Management Services, LLC
1,275,862	Revolver, 0.500%, 7/9/2026[2,4,5]	1,247,734
11,980,345	Delayed Draw, 1.000%, 7/9/2026[2,4,5]	11,770,663
5,243,793	Delayed Draw, 5.750% (3-Month USD Libor+475 basis points), 7/9/2026[2,3,4]	5,152,015
5,527,184	Ons Mso, LLC Revolver, 0.500%, 7/8/2024[2,4,5]	5,410,950
1,128,204	PAW Midco, Inc First Lien Term Loan, 11.500% (3-Month USD Libor+1,150 basis points), 12/22/2031[2,3,4,12]	1,084,710
	Pediatric Home Respiratory Services LLC
1,912,698	Delayed Draw, 1.000%, 12/4/2024[2,4,5]	1,896,486
102,749	Delayed Draw, 7.184% (3-Month USD Libor+575 basis points), 12/4/2024[2,3,4]	101,878
4,687,355	Pediatric Home Respiratory Services, LLC First Lien Term Loan, 6.810% (3-Month USD Libor+575 basis points), 12/4/2024[2,3,4]	4,552,991
	Pinnacle Dermatology Management, LLC
773,196	Revolver, 0.500%, 5/18/2023[2,4,5]	743,388
3,092,784	Delayed Draw, 1.000%, 5/18/2023[2,4,5]	3,004,128
309,278	Revolver, 5.062% (3-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	297,355
10,824,742	First Lien Term Loan, 7.437% (3-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	10,434,187
	Pinnacle Fertility, Inc.
12,500,000	Delayed Draw, 1.000%, 3/14/2028[2,4,5]	12,112,708
68,750	First Lien Term Loan, 5.250% (3-Month USD Sofr+450 basis points), 3/14/2028[2,3,4]	66,620
27,431,250	First Lien Term Loan, 5.495% (3-Month USD Sofr+450 basis points), 3/14/2028[2,3,4]	26,581,337
	Pinnacle Treatment Centers, Inc.
128,571	Revolver, 0.500%, 12/31/2022[2,4,5]	127,110
337,714	Delayed Draw, 6.989% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	333,877
4,015,827	First Lien Term Loan, 6.989% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	3,970,191
157,143	Revolver, 8.000% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	155,357
	Premier Imaging, LLC
10,332,779	Delayed Draw, 1.000%, 1/2/2025[2,4,5]	10,062,127
4,862,339	First Lien Term Loan, 6.750% (3-Month USD Libor+600 basis points), 1/2/2025[2,3,4]	4,734,977

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$4,184,775	Delayed Draw, 6.750% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	$4,075,161
2,878,397	First Lien Term Loan, 6.810% (1-Month USD Libor+600 basis points), 1/2/2025[2,3,4]	2,803,002
15,435,524	First Lien Term Loan, 6.810% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	15,031,213
15,000,000	Premise Health Holding Corp. First Lien Term Loan, 6.299% (3-Month USD Sofr+475 basis points), 4/10/2025[2,3,4]	14,642,425
839,695	Q-Centrix LLC First Lien Term Loan, 6.575% (3-Month USD Libor+500 basis points), 11/30/2024[2,3,4]	828,077
152,778	RCS Healthcare Revolver, 0.500%, 2/3/2026[2,4,5,7]	150,286
17,500,000	Redwood MSO, LLC First Lien Term Loan, 6.452% (1-Month USD Sofr+525 basis points), 7/3/2025[2,3,4]	17,312,510
	Smile Doctors, LLC
1,837,456	Revolver, 0.500%, 12/23/2027[2,4,5]	1,795,595
371,025	Revolver, 6.500% (3-Month USD Libor+575 basis points), 12/23/2027[2,3,4]	362,572
16,629,512	Delayed Draw, 1.000%, 12/23/2028[2,4,5]	16,359,746
3,091,873	Delayed Draw, 5.500% (3-Month USD Libor+475 basis points), 12/23/2028[2,3,4]	3,036,694
19,650,398	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 12/23/2028[2,3,4]	19,202,723
1,457,279	Delayed Draw, 8.570% (3-Month USD Libor+575 basis points), 12/23/2028[2,3,4]	1,433,638
3,368,750	Spear Education, LLC First Lien Term Loan, 6.756% (6-Month USD Libor+500 basis points), 2/26/2025[2,3,4]	3,215,233
GBP 1,797,628	SSCP Pegasus Midco Limited First Lien Term Loan, 6.780% (6-Month GBP Libor+675 basis points), 11/16/2027[2,3,4,6]	2,150,379
	The Smilist Management, Inc.
356,075	Revolver, 0.500%, 12/22/2025[2,4,5]	344,284
1,228,458	Delayed Draw, 1.000%, 12/22/2025[2,4,5]	1,187,779
1,780,375	Delayed Draw, 7.062% (3-Month USD Libor+700 basis points), 12/22/2025[2,3,4]	1,721,419
3,234,941	First Lien Term Loan, 7.062% (3-Month USD Libor+600 basis points), 12/22/2025[2,3,4]	3,127,819
2,563,739	Delayed Draw, 7.062% (3-Month USD Libor+600 basis points), 12/22/2025[2,3,4]	2,478,844
	TheKey, LLC
20,573,644	Delayed Draw, 1.000%, 3/30/2027[2,4,5]	20,261,269

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$3,324,830	First Lien Term Loan, 6.049% (3-Month USD Sofr+500 basis points), 3/30/2027[2,3,4]	$3,241,907
405,599	Delayed Draw, 6.352% (3-Month USD Sofr+500 basis points), 3/30/2027[2,3,4]	399,440
	Tivity Health, Inc.
8,039,967	First Lien Term Loan, 8.009% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	7,824,448
5,000,000	First Lien Term Loan, 8.009% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	4,915,878
30,000,000	First Lien Term Loan, 8.009% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	29,495,268
5,000,000	TPC Holdco, LLC Second Lien Term Loan, 9.000% (3-Month USD Libor+400 basis points), 3/29/2028[2,3,4]	4,818,546
	Troy Gastroenterology, P.C.
2,561,576	Delayed Draw, 0.500%, 11/25/2025[2,4,5]	2,532,467
591,133	Revolver, 0.500%, 11/25/2025[2,4,5]	584,415
2,334,975	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	2,308,441
4,426,724	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	4,376,419
	Turningpoint Healthcare
1,816,524	Revolver, 0.500%, 7/14/2027[2,4,5]	1,778,323
12,152,941	First Lien Term Loan, 5.810% (3-Month USD Libor+475 basis points), 7/14/2027[2,3,4]	11,897,371
	Twin Brook Healthcare
4,690,285	First Lien Term Loan, 7.506% (3-Month USD Libor+650 basis points), 11/16/2022[2,3,4,7]	4,629,101
14,961,330	First Lien Term Loan, 7.506% (3-Month USD Libor+650 basis points), 11/16/2022[2,3,4]	14,766,164
29,658,460	First Lien Term Loan, 7.250% (3-Month USD Libor+550 basis points), 7/1/2024[2,3,4,7]	29,050,174
14,446,089	First Lien Term Loan, 7.006% (3-Month USD Libor+625 basis points), 11/27/2024[2,3,4]	14,159,191
9,950,000	First Lien Term Loan, 7.064% (3-Month USD Libor+525 basis points), 8/11/2025[2,3,4]	9,704,798
9,419,848	First Lien Term Loan, 7.060% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	9,173,250
CAD 24,875,000	First Lien Term Loan, 6.977% (3-Month CAD Libor+650 basis points), 7/23/2026[2,3,4,6]	18,798,324
14,962,500	First Lien Term Loan, 7.060% (3-Month USD Libor+575 basis points), 8/20/2026[2,3,4]	14,586,498
24,875,000	First Lien Term Loan, 6.500% (3-Month USD Libor+525 basis points), 9/22/2026[2,3,4]	24,183,062

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$19,950,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/8/2026[2,3,4]	$19,538,901
13,703,636	U.S. Endo Partners First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 11/1/2027[2,3,4]	13,415,455
	Urology Management Holdings, Inc.
1,190,476	Revolver, 0.500%, 6/15/2026[2,4,5]	1,159,555
1,287,014	Delayed Draw, 1.000%, 6/15/2026[2,4,5]	1,247,222
1,564,929	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	1,516,544
13,602,630	Delayed Draw, 6.256% (3-Month USD Libor+500 basis points), 6/15/2026[2,3,4]	13,182,063
5,087,091	First Lien Term Loan, 6.256% (3-Month USD Libor+500 basis points), 6/15/2026[2,3,4]	4,929,808
1,496,622	First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	1,450,350
6,577,021	First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	6,373,672
13,161,458	USHV Management, LLC First Lien Term Loan, 6.500% (3-Month USD Libor+500 basis points), 12/23/2027[2,3,4]	12,754,531
	USME Holdings, LLC
743,478	Delayed Draw, 0.500%, 11/24/2026[2,4,5]	733,192
936,232	Revolver, 0.500%, 11/24/2026[2,4,5]	923,279
5,846,286	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/24/2026[2,3,4]	5,765,399
3,365,224	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 11/24/2026[2,3,4]	3,318,664
	Vardiman Black Holdings, LLC
7,847,084	Delayed Draw, 1.000%, 3/18/2027[2,4,5]	7,732,663
10,201,705	First Lien Term Loan, 8.842% (3-Month USD Sofr+800 basis points), 3/18/2027[2,3,4]	10,002,434
4,424,265	Delayed Draw, 9.145% (3-Month USD Sofr+800 basis points), 3/18/2027[2,3,4]	4,359,754
	Vermont Aus Pty Ltd.
AUD 10,890,131	First Lien Term Loan, 6.016% (3-Month AUD BBSY+550 basis points), 3/23/2028[2,3,4,6]	7,246,134
7,996,250	First Lien Term Loan, 6.400% (3-Month USD Libor+550 basis points), 3/23/2028[2,3,4]	7,708,467
	Vetcor Professional Practices LLC
1,052,632	Revolver, 0.500%, 5/20/2026[2,4,5]	1,010,490
9,579	Delayed Draw, 1.000%, 5/20/2028[2,4,5]	9,195

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$14,920,667	Delayed Draw, 5.054% (3-Month USD Libor+425 basis points), 5/20/2028[2,3,4]	$14,323,326
9,451,737	Delayed Draw, 5.054% (3-Month USD Libor+425 basis points), 5/20/2028[2,3,4]	9,073,342
7,115,789	Second Lien Delayed Draw, 1.000%, 11/3/2028[2,4,5]	6,753,147
2,357,895	Second Lien Delayed Draw, 7.304% (3-Month USD Libor+650 basis points), 11/3/2028[2,3,4]	2,237,729
	Vital Care Buyer, LLC
1,481,481	Revolver, 0.500%, 10/19/2025[2,4,5]	1,463,767
5,556,319	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 10/19/2025[2,3,4]	5,489,881
296,296	Revolver, 6.899% (3-Month USD Libor+550 basis points), 10/19/2025[2,3,4]	292,753
	WCAS Orthopedics MSO, LLC
1,724,138	Revolver, 0.500%, 12/4/2026[2,4,5]	1,687,499
8,255,172	First Lien Term Loan, 5.750% (3-Month USD Libor+500 basis points), 12/6/2027[2,3,4]	8,079,747
	Web P.T., Inc.
9,000,000	First Lien Term Loan, 8.325% (3-Month USD Libor+675 basis points), 8/28/2024[2,3,4]	8,818,765
1,125,000	Revolver, 0.500%, 1/18/2028[2,4,5]	1,102,346
187,500	WebPT, Inc. Revolver, 7.750% (3-Month USD Libor+675 basis points), 1/18/2028[2,3,4]	183,724
	Xeris Pharmaceuticals, Inc.
8,333,333	Delayed Draw, 1.000%, 3/8/2027[2,4,5]	8,155,748
16,666,667	First Lien Term Loan, 11.339% (3-Month USD Sofr+900 basis points), 3/8/2027[2,3,4]	16,222,545
	Xifin, Inc.
2,141,658	Revolver, 0.500%, 2/6/2026[2,4,5]	2,075,442
1,649,591	Delayed Draw, 1.000%, 2/6/2026[2,4,5]	1,598,589
10,157,514	First Lien Term Loan, 7.416% (1-Month USD Libor+575 basis points), 2/6/2026[2,3,4]	9,833,241
	Zavation Medical Products, LLC
1,621,622	Revolver, 0.500%, 6/30/2027[2,4,5]	1,587,162
405,405	Revolver, 5.506% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	396,790
12,875,676	First Lien Term Loan, 5.506% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	12,602,063
		1,508,450,587
	INDUSTRIALS — 19.1%
4,354,866	3SI Holdco, Inc. First Lien Term Loan, 8.063% (3-Month USD Libor+575 basis points), 6/16/2023[2,3,4]	4,273,087

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$14,942,812	Aero Operating LLC Incremental Term Loan, 8.500% (1-Month USD Libor+650 basis points), 2/7/2026[2,3,4]	$14,292,880
1,661,622	AGData First Lien Term Loan, 7.500% (3-Month USD Libor+475 basis points), 7/21/2023[2,3,4]	1,628,161
	AG-Twin Brook Industrials
19,360,000	Delayed Draw, 1.000%, 1/17/2026[2,4,5]	19,095,194
640,000	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 1/17/2026[2,3,4]	631,246
	Air Comm Corporation, LLC
2,113,764	Revolver, 0.500%, 7/1/2027[2,4,5]	2,074,070
1,044,051	Revolver, 0.500%, 7/1/2027[2,4,5]	1,024,445
243,902	Delayed Draw, 1.000%, 7/1/2027[2,4,5]	239,322
1,588,658	Delayed Draw, 1.000%, 7/1/2027[2,4,5]	1,558,825
12,196,564	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	11,967,527
8,857,927	Delayed Draw, 6.756% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	8,691,586
325,260	Revolver, 6.756% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	319,152
13,314,024	First Lien Term Loan, 6.756% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	13,064,003
140,159	Revolver, 6.756% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	137,527
29,760,274	Airnov, Inc. First Lien Term Loan, 7.096% (3-Month USD Libor+500 basis points), 12/19/2025[2,3,4]	29,401,482
	Any Hour, LLC
2,000,000	Revolver, 0.500%, 7/21/2027[2,4,5]	1,957,499
1,706,667	Delayed Draw, 1.000%, 7/21/2027[2,4,5]	1,670,399
6,666,667	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 7/21/2027[2,3,4]	6,524,998
11,276,667	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/21/2027[2,3,4]	11,037,033
4,960,000	Delayed Draw, 6.756% (3-Month USD Libor+525 basis points), 7/21/2027[2,3,4]	4,854,598
4,996,600	Apex Service Partners, LLC Delayed Draw, 6.676% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	4,931,637
3,836,404	Aptean, Inc. First Lien Term Loan, 5.310% (3-Month USD Libor+425 basis points), 4/23/2026[2,3,4]	3,775,068
	Ardurra Group LLC
651,720	Delayed Draw, 1.000%, 9/1/2025[2,4,5]	634,649

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$4,875,680	Delayed Draw, 8.560% (3-Month USD Libor+725 basis points), 9/1/2025[2,3,4]	$4,747,968
8,353,664	First Lien Term Loan, 8.560% (3-Month USD Libor+725 basis points), 9/1/2025[2,3,4]	8,134,852
	Armada Parent, Inc.
2,383,333	Revolver, 0.500%, 10/29/2027[2,4,5]	2,312,423
2,000,000	Delayed Draw, 1.000%, 10/29/2027[2,4,5]	1,940,495
16,667	Revolver, 6.756% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4]	16,171
19,950,000	First Lien Term Loan, 6.989% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4]	19,356,435
	Armstrong Transport Group
4,573,611	First Lien Term Loan, 5.506% (6-Month USD Libor+500 basis points), 6/18/2024[2,3,4]	4,422,161
173,658	First Lien Term Loan, 5.506% (6-Month USD Libor+500 basis points), 6/18/2024[2,3,4]	167,908
5,219,411	First Lien Term Loan, 5.506% (6-Month USD Libor+500 basis points), 6/18/2024[2,3,4]	5,046,575
4,987,469	Arrowhead Holdco Company First Lien Term Loan, 6.075% (3-Month USD Libor+450 basis points), 8/31/2028[2,3,4]	4,877,514
	AWT Merger Sub, Inc.
892,857	Revolver, 0.500%, 12/17/2026[2,4,5]	882,711
1,424,370	Delayed Draw, 1.000%, 12/17/2026[2,4,5]	1,408,183
178,571	Revolver, 6.750% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	176,542
2,496,607	Delayed Draw, 7.509% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	2,468,236
997,059	Delayed Draw, 7.509% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	985,728
6,348,214	First Lien Term Loan, 7.523% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	6,276,073
	Beacon Mobility Corp.
903,984	Revolver, 0.500%, 5/22/2024[2,4,5]	878,518
17,604,190	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	17,108,266
4,980,680	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	4,840,370
2,248,811	First Lien Term Loan, 6.562% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	2,185,460
96,016	Revolver, 7.750% (3-Month USD Libor+675 basis points), 5/22/2024[2,3,4]	93,311
	Blackbird Purchaser, Inc.
10,713,282	Delayed Draw, 1.000%, 4/8/2026[2,4,5]	10,560,792
13,334,219	First Lien Term Loan, 5.560% (3-Month USD Libor+450 basis points), 4/8/2026[2,3,4]	13,030,174

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	BlueHalo Global Holdings, LLC
$467,713	Revolver, 0.500%, 10/31/2025[2,4,5]	$460,872
818,001	Revolver, 7.000% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	806,036
17,339,169	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	17,085,557
14,962,500	BP Purchaser, LLC First Lien Term Loan, 7.188% (3-Month USD Libor+550 basis points), 12/10/2028[2,3,4]	14,433,009
	British Engineering Services Holdco Limited
GBP 950,968	Revolver, 7.129% (3-Month GBP Libor+675 basis points), 12/2/2027[2,3,4,6]	1,134,145
GBP 396,237	First Lien Term Loan, 7.219% (3-Month GBP Libor+675 basis points), 12/2/2027[2,3,4,6]	472,561
	Caldwell & Gregory LLC
7,500,000	Delayed Draw, 1.000%, 12/5/2023[2,4,5]	7,340,622
7,500,000	Delayed Draw, 6.500% (3-Month USD Sofr+550 basis points), 12/5/2023[2,3,4]	7,340,622
14,961,446	First Lien Term Loan, 6.500% (3-Month USD Sofr+650 basis points), 12/5/2023[2,3,4]	14,643,509
	Citrin Cooperman Advisors LLC
40,000,000	Delayed Draw, 1.000%, 10/1/2027[2,4,5]	39,362,202
5,952,381	Delayed Draw, 1.000%, 10/1/2027[2,4,5]	5,855,821
	Citrin Cooperman Advisors, LLC
2,647,059	Delayed Draw, 5.750% (6-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	2,616,978
6,176,471	First Lien Term Loan, 6.472% (6-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	6,106,281
4,426,168	Colonial Bag, LLC First Lien Term Loan, 5.506% (3-Month USD Libor+450 basis points), 9/3/2025[2,3,4]	4,370,399
	Comar Holding Company, LLC
4,923,320	First Lien Term Loan, 6.810% (3-Month USD Libor+575 basis points), 6/18/2024[2,3,4]	4,855,203
776,043	Delayed Draw, 7.250% (3-Month USD Libor+600 basis points), 6/18/2024[2,3,4]	765,306
14,619,202	Construction Resources Company LLC First Lien Term Loan, 7.250% (3-Month USD Libor+575 basis points), 6/10/2024[2,3,4]	14,244,945
	Continental Acquisition Holdings, Inc.
2,671,875	Delayed Draw, 7.750% (3-Month USD Libor+600 basis points), 1/20/2027[2,3,4]	2,628,040
7,248,214	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 1/20/2027[2,3,4]	7,129,300
	Dispatch Acquisition Holdings, LLC

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$7,940,000	First Lien Term Loan, 5.256% (3-Month USD Libor+425 basis points), 3/25/2028[2,3,4]	$7,640,055
13,895,000	First Lien Term Loan, 5.256% (3-Month USD Libor+425 basis points), 3/25/2028[2,3,4]	13,370,096
2,750,000	First Lien Term Loan, 5.759% (3-Month USD Libor+475 basis points), 3/25/2028[2,3,4]	2,646,115
	DTI Holdco, Inc.
282,231	Revolver, 7.750% (3-Month USD Prime+375 basis points), 4/26/2027[2,3,4]	278,000
599,741	Revolver, 0.500%, 4/26/2027[2,4,5]	590,751
6,773,548	First Lien Term Loan, 5.722% (1-Month USD Sofr+475 basis points), 4/26/2029[2,3,4]	6,537,218
	Dwyer Instruments, Inc.
1,120,427	Revolver, 0.500%, 7/21/2027[2,4,5]	1,096,865
3,201,219	Delayed Draw, 1.000%, 7/21/2027[2,4,5]	3,133,899
800,305	Revolver, 6.506% (3-Month USD Libor+550 basis points), 7/21/2027[2,3,4]	783,475
	Easy Ice, LLC
6,134,164	Delayed Draw, 1.000%, 12/31/2024[2,4,5]	6,033,775
5,434,876	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/31/2024[2,3,4]	5,345,931
4,924,433	First Lien Term Loan, 6.750% (3-Month USD Libor+525 basis points), 12/31/2024[2,3,4]	4,843,842
1,106,159	Delayed Draw, 7.544% (3-Month USD Libor+525 basis points), 12/31/2024[2,3,4]	1,088,057
804,337	First Lien Term Loan, 6.250% (3-Month USD Libor+450 basis points), 12/31/2025[2,3,4]	791,174
4,987,500	EShipping First Lien Term Loan, 6.810% (3-Month USD Libor+575 basis points), 11/5/2027[2,3,4]	4,861,791
4,098,361	FCG Acquisitions, Inc. First Lien Term Loan, 5.784% (3-Month USD Sofr+475 basis points), 4/1/2028[2,3,4]	3,923,106
	FLS Holding, Inc.
2,000,000	Revolver, 0.500%, 12/17/2027[2,4,5]	1,940,495
5,000,000	Delayed Draw, 1.000%, 12/17/2028[2,4,5]	4,851,237
23,000,000	First Lien Term Loan, 7.280% (3-Month USD Libor+525 basis points), 12/17/2028[2,3,4,8]	22,315,689
	Fortis Solutions Group, LLC
1,679,160	Revolver, 0.500%, 10/15/2027[2,4,5]	1,650,450
119,940	Revolver, 7.732% (3-Month USD Libor+550 basis points), 10/15/2027[2,3,4]	117,889
1,709,145	Delayed Draw, 1.000%, 10/15/2028[2,4,5]	1,679,922
10,000,000	Delayed Draw, 1.000%, 10/15/2028[2,4,5]	9,903,859
3,538,231	Delayed Draw, 6.467% (3-Month USD Libor+550 basis points), 10/15/2028[2,3,4]	3,477,734

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$12,921,139	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 10/15/2028[2,3,4]	$12,700,212
	Gerson Lehrman Group, Inc.
29,775,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4,8]	29,348,327
9,822,335	First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	9,681,582
	Graffiti Buyer, Inc.
1,639,509	Revolver, 0.500%, 8/10/2027[2,4,5]	1,604,669
5,044,643	Delayed Draw, 1.000%, 8/10/2027[2,4,5]	4,937,442
882,812	Revolver, 6.750% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	864,052
11,210,037	First Lien Term Loan, 8.000% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	10,971,820
	HPS Industrials
9,818,309	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 7/25/2025[2,3,4,7]	9,699,274
23,705,666	First Lien Term Loan, 7.911% (3-Month USD Libor+675 basis points), 10/15/2026[2,3,4]	23,324,361
	HSI Halo Acquisition, Inc.
875,000	Revolver, 0.500%, 9/2/2025[2,4,5]	856,599
175,000	Revolver, 7.348% (3-Month USD Libor+575 basis points), 9/2/2025[2,3,4]	171,320
1,493,435	Delayed Draw, 6.756% (3-Month USD Libor+575 basis points), 8/31/2026[2,3,4]	1,460,510
8,486,739	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 8/31/2026[2,3,4]	8,320,597
184,671	iCIMS Revolver, 7.500% (3-Month USD Libor+650 basis points), 9/12/2024[2,3,4]	180,952
14,886,361	Intergulf Corp. First Lien Term Loan, 6.750% (2-Month USD Libor+575 basis points), 11/16/2023[2,3,4]	14,581,018
	Isaac Heating & Air Conditioning
2,052,632	Revolver, 0.500%, 5/7/2027[2,4,5]	2,019,159
947,368	Delayed Draw, 1.000%, 5/7/2027[2,4,5]	931,920
3,783,158	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 5/7/2027[2,3,4]	3,721,465
315,789	Revolver, 6.402% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,4]	310,640
7,835,526	First Lien Term Loan, 6.402% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,4]	7,707,751
	ISS Compressors Industries, Inc.
4,451,015	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	4,351,584
124,446	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	121,666

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$270,834	Revolver, 6.510% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	$264,783
103,705	First Lien Term Loan, 7.457% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	101,388
145,833	Revolver, 0.500%, 8/9/2026[2,4,5]	142,576
	Jade Bidco Limited
EUR 538,430	First Lien Term Loan, 6.250% (6-Month EUR Libor+600 basis points), 12/3/2026[2,3,4,6]	552,282
3,375,128	First Lien Term Loan, 6.520% (3-Month USD Libor+600 basis points), 12/3/2026[2,3,4]	3,303,406
	Komline-Sanderson Group, Inc.
2,031,250	Revolver, 0.500%, 3/17/2026[2,4,5]	2,001,173
4,687,500	Delayed Draw, 1.000%, 3/17/2026[2,4,5]	4,618,092
9,488,593	Delayed Draw, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	9,348,094
8,028,314	First Lien Term Loan, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	7,909,437
2,181,999	First Lien Term Loan, 7.062% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	2,149,690
2,343,750	First Lien Term Loan, 7.632% (3-Month USD Sofr+600 basis points), 3/17/2026[2,3,4]	2,309,046
312,500	Revolver, 9.000% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	307,873
	KPSKY Acquisition, Inc.
90,385	Delayed Draw, 1.000%, 10/19/2028[2,4,5]	89,223
5,000,000	Delayed Draw, 1.000%, 10/19/2028[2,4,5]	4,935,758
13,115,184	First Lien Term Loan, 6.461% (1-Month USD Libor+550 basis points), 10/19/2028[2,3,4]	12,680,728
1,412,260	Delayed Draw, 7.750% (1-Month USD Libor+450 basis points), 10/19/2028[2,3,4]	1,394,114
	Lav Gear Holdings, Inc.
235,064	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/31/2024[2,3,4]	231,550
5,326,859	First Lien Term Loan, 8.500% (1-Month USD Sofr+750 basis points), 10/31/2024[2,3,4,12]	5,247,225
18,407,500	Lereta, LLC First Lien Term Loan, 6.000% (1-Month USD Libor+525 basis points), 7/30/2028[2,3,4]	18,075,787
	Liquid Environmental
4,146,739	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 5/31/2026[2,3,4]	4,059,535
9,828,628	First Lien Term Loan, 6.327% (3-Month USD Libor+475 basis points), 5/31/2026[2,3,4]	9,621,937
	Lithium Technologies, LLC
367,018	Revolver, 0.500%, 10/3/2022[2,4,5]	359,627
244,678	Revolver, 9.000% (3-Month USD Libor+350 basis points), 10/3/2022[2,3,4]	239,751

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$8,792,149	First Lien Term Loan, 9.030% (3-Month USD Libor+800 basis points), 10/3/2022[2,3,4]	$8,615,099
	Majco LLC
1,666,667	Revolver, 0.500%, 12/23/2028[2,4,5]	1,628,664
6,583,333	Delayed Draw, 1.000%, 12/23/2028[2,4,5]	6,489,628
2,745,625	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	2,706,545
9,000,000	First Lien Term Loan, 5.620% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	8,794,783
	Marcone Yellowstone Buyer, Inc.
5,191,879	Delayed Draw, 1.000%, 6/23/2028[2,4,5]	5,130,025
1,838,424	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4]	1,816,522
21,914,773	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4,8]	21,437,151
	Motion & Control Enterprises LLC
963,887	Revolver, 0.500%, 6/1/2028[2,4,5]	941,891
2,350,943	Delayed Draw, 1.000%, 6/1/2028[2,4,5]	2,320,737
446,679	Revolver, 6.755% (3-Month USD Sofr+475 basis points), 6/1/2028[2,3,4]	436,486
9,403,772	First Lien Term Loan, 6.755% (3-Month USD Sofr+475 basis points), 6/1/2028[2,3,4]	9,189,182
	NCWS Intermediate, Inc.
30,884	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	30,234
7,670,781	Delayed Draw, 7.060% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4]	7,509,469
2,000,991	Delayed Draw, 7.060% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4]	1,956,876
870,625	Delayed Draw, 7.666% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4]	851,431
	Northstar Recycling
2,000,000	Revolver, 0.500%, 10/1/2027[2,4,5]	1,947,613
9,300,000	First Lien Term Loan, 5.756% (3-Month USD Libor+475 basis points), 10/1/2027[2,3,4]	9,056,400
2,000,000	First Lien Term Loan, 5.773% (3-Month USD Libor+475 basis points), 10/1/2027[2,3,4]	1,949,530
	Omni Intermediate Holdings, LLC
2,253,521	Revolver, 0.500%, 12/30/2025[2,4,5]	2,203,264
1,549,296	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	1,521,388
26,071,831	First Lien Term Loan, 6.000% (1-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	25,479,948
9,250,000	PaperWorks Industries, Inc First Lien Term Loan, 9.000% (3-Month USD Libor+725 basis points), 12/18/2025[2,3,4]	8,952,840

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	PCX Holding Corp.
$541,667	Revolver, 0.500%, 4/22/2027[2,4,5]	$535,511
3,085,937	Delayed Draw, 1.000%, 4/22/2027[2,4,5]	3,010,283
3,112,500	Delayed Draw, 7.256% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	3,077,130
6,203,125	First Lien Term Loan, 7.256% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	6,132,633
83,333	Revolver, 8.484% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	82,386
	Polyphase Elevator Holding Company
9,949,875	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 6/23/2027[2,3,4]	9,664,841
1,142,400	Delayed Draw, 7.750% (3-Month USD Libor+550 basis points), 6/23/2027[2,3,4]	1,129,418
19,857,600	Delayed Draw, 1.000%, 1/7/2028[2,4,5]	19,631,938
	Potter Electric Signal Company, LLC
366,547	Revolver, 0.500%, 12/19/2025[2,4,5]	358,839
2,647,890	Delayed Draw, 1.000%, 12/19/2025[2,4,5]	2,592,206
10,687,732	First Lien Term Loan, 6.859% (3-Month USD Libor+475 basis points), 12/19/2025[2,3,4]	10,462,975
271,044	Revolver, 7.250% (3-Month USD Libor+375 basis points), 12/19/2025[2,3,4]	265,344
5,000,000	Pregis TopCo LLC Second Lien Term Loan, 9.060% (3-Month USD Libor+800 basis points), 8/1/2027[2,3,4]	4,874,688
15,480,071	Prime Buyer, LLC First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 12/22/2026[2,3,4]	15,232,226
24,937,500	PrimeFlight Aviation Services, Inc. First Lien Term Loan, 7.845% (3-Month USD Libor+550 basis points), 5/9/2024[2,3,4,8]	24,284,298
	PT Intermediate Holdings III, LLC
9,362,950	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	9,159,320
13,067,250	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	12,783,057
2,483,775	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	2,429,757
21,900,000	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4,8]	21,423,707
	Radwell International, LLC
2,921,300	Revolver, 0.500%, 12/11/2026[2,4,5]	2,844,839
7,303,400	Delayed Draw, 1.000%, 12/11/2026[2,4,5]	7,112,243
54,775,300	First Lien Term Loan, 6.600% (3-Month USD Libor+560 basis points), 4/1/2029[2,3,4,8]	53,341,629
	RCS Industrials

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$285,714	Revolver, 0.500%, 1/31/2025[2,4,5]	$281,761
1,357,609	First Lien Term Loan, 6.010% (3-Month USD Libor+500 basis points), 1/31/2025[2,3,4,7]	1,338,826
16,786,478	Retail Services WIS Corporation Delayed Draw, 10.000% (3-Month USD Libor+775 basis points), 5/20/2025[2,3,4]	16,263,802
	RQM Buyer, Inc.
4,687,500	Delayed Draw, 1.000%, 8/12/2023[2,4,5]	4,591,673
20,210,937	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 8/12/2026[2,3,4]	19,799,615
	S4T Holdings Corp.
4,545,455	Delayed Draw, 1.000%, 12/27/2026[2,4,5]	4,421,899
15,390,151	First Lien Term Loan, 7.154% (3-Month USD Libor+600 basis points), 12/27/2026[2,3,4]	14,971,814
10,000,000	Safety Products Holdings, LLC First Lien Term Loan, 7.624% (3-Month USD Libor+600 basis points), 12/15/2026[2,3,4]	9,876,474
	Seko Global Logistics Network, LLC
43,145	Revolver, 0.500%, 12/30/2026[2,4,5]	42,654
21,572	Revolver, 6.300% (3-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	21,327
EUR 10,569,991	Seko Worldwide, LLC First Lien Term Loan, 6.000% (1-Month EUR Libor+500 basis points), 12/30/2026[2,3,4,6]	10,984,304
	Sonny's Enterprises, LLC
457,317	Revolver, 0.500%, 8/5/2025[2,4,5]	452,120
182,927	Revolver, 7.750% (3-Month USD Libor+675 basis points), 8/5/2025[2,3,4]	180,848
903,201	Delayed Draw, 7.750% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	892,937
5,855,945	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	5,789,398
	Spartronics LLC
274,522	Revolver, 0.500%, 12/31/2025[2,4,5]	269,394
3,732,828	Revolver, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	3,663,099
4,404,760	First Lien Term Loan, 5.550% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	4,320,302
8,235,188	First Lien Term Loan, 5.550% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	8,077,284
9,975,000	Standard Elevator Systems First Lien Term Loan, 7.111% (3-Month USD Libor+575 basis points), 12/2/2027[2,3,4]	9,555,933
3,806,243	Stats Intermediate Holdings, LLC First Lien Term Loan, 5.719% (3-Month USD Libor+525 basis points), 7/10/2026[2,3,4]	3,692,445

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	System Planning and Analysis, Inc.
$2,195,340	Revolver, 0.500%, 8/16/2027[2,4,5]	$2,149,628
15,266,398	First Lien Term Loan, 7.299% (3-Month USD Libor+600 basis points), 8/16/2027[2,3,4]	14,948,511
5,204,301	Delayed Draw, 1.000%, 10/29/2027[2,4,5]	5,134,735
	Tank Holding Corp.
1,038,576	Revolver, 0.500%, 3/31/2028[2,4,5]	1,005,501
741,840	Revolver, 6.898% (1-Month USD Sofr+600 basis points), 3/31/2028[2,3,4]	718,215
48,219,585	First Lien Term Loan, 7.134% (1-Month USD Sofr+610 basis points), 3/31/2028[2,3,4]	46,683,982
9,937,107	Texas Hydraulics First Lien Term Loan, 8.880% (1-Month USD Libor+725 basis points), 12/22/2026[2,3,4]	9,600,330
GBP 13,639,921	The Citation Group Delayed Draw, 5.944% (3-Month GBP Libor+550 basis points), 9/15/2027[2,3,4,6]	16,308,577
	The Vertex Companies, Inc.
1,304,348	Revolver, 0.500%, 8/31/2026[2,4,5]	1,253,161
915,783	Delayed Draw, 1.000%, 8/31/2027[2,4,5]	879,844
9,733,696	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 8/31/2027[2,3,4]	9,351,711
2,997,261	Delayed Draw, 7.166% (1-Month USD Libor+550 basis points), 8/31/2027[2,3,4]	2,879,638
	Time Manufacturing Acquisition, LLC
1,643,836	Revolver, 0.500%, 2/3/2023[2,4,5]	1,590,592
EUR 11,739,588	First Lien Term Loan, 7.250% (3-Month EUR Libor+650 basis points), 12/1/2027[2,3,4,6]	11,904,572
1,369,863	Revolver, 7.304% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	1,325,493
18,227,646	First Lien Term Loan, 7.304% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	17,637,252
24,937,500	Tinicum Voltage Acquisition Corp. First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 11/22/2024[2,3,4]	24,346,077
	Titan Group Holdco, LLC
2,200,000	Revolver, 0.500%, 8/12/2027[2,4,5]	2,153,249
2,500,000	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	2,446,874
2,500,000	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	2,446,874
3,750,000	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	3,670,311
300,000	Revolver, 5.500% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	293,625
8,706,250	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	8,521,239
	Transtar Holding Company
1,448,276	Delayed Draw, 1.000%, 1/22/2027[2,4,5]	1,397,311

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$10,321,510	First Lien Term Loan, 8.239% (1-Month USD Libor+700 basis points), 1/22/2027[2,3,4]	$9,957,274
	Trident Maritime Systems, Inc.
66,667	Revolver, 1.000%, 2/26/2027[2,4,5]	64,772
13,420,000	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	13,038,511
1,377,778	Revolver, 8.000% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	1,338,612
	TSL Engineered Products, LLC
14,561,413	First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 1/8/2028[2,3,4]	14,308,384
2,764,619	First Lien Term Loan, 5.500% (3-Month USD Sofr+475 basis points), 1/8/2028[2,3,4]	2,708,153
7,331,250	Twin Brook Aerospace First Lien Term Loan, 8.256% (1-Month USD Libor+725 basis points), 12/6/2024[2,3,4,7]	6,906,197
	USRP Holdings, Inc.
645,161	Revolver, 0.500%, 7/3/2027[2,4,5]	628,404
6,892,844	Delayed Draw, 1.000%, 7/3/2027[2,4,5]	6,747,891
16,483,226	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/3/2027[2,3,4]	16,136,592
3,145,613	Revolver, 0.500%, 7/23/2027[2,4,5]	3,063,909
4,963,351	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/23/2027[2,3,4]	4,858,975
EUR 1,300,000	Utac Ceram First Lien Term Loan, 5.250% (3-Month EUR Libor+575 basis points), 9/29/2027[2,3,4,6]	1,315,936
19,122,266	Valcourt Holdings II, LLC First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 1/7/2027[2,3,4]	18,810,435
	VLS Recovery Services, LLC
2,232,143	Revolver, 0.500%, 10/17/2024[2,4,5]	2,201,260
5,505,952	Delayed Draw, 1.000%, 10/17/2024[2,4,5]	5,429,774
16,731,399	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 10/17/2024[2,3,4]	16,499,910
446,429	Delayed Draw, 6.562% (1-Month USD Libor+550 basis points), 10/17/2024[2,3,4]	440,252
	VRC Companies, LLC
468,750	Revolver, 0.500%, 6/29/2027[2,4,5]	462,218
3,121,332	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	3,077,838
18,609,375	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	18,350,063
156,250	Revolver, 9.250% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	154,073

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	VSG Acquisition Corp.
$2,333,333	Revolver, 0.500%, 4/11/2028[2,4,5]	$2,270,644
8,166,667	Delayed Draw, 1.000%, 4/11/2028[2,4,5]	7,947,253
17,500,000	First Lien Term Loan, 6.531% (3-Month USD Sofr+550 basis points), 4/11/2028[2,3,4]	17,029,827
	Wildcat Buyerco, Inc.
695,655	Delayed Draw, 1.000%, 2/27/2026[2,4,5]	691,283
760,367	Delayed Draw, 7.416% (3-Month USD Sofr+575 basis points), 2/27/2026[2,3,4]	755,588
		1,578,788,295
	MATERIALS — 4.0%
1,361,283	ADG Acquisiton, LLC Delayed Draw, 6.875% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4]	1,329,165
	Alpine Acquisition Corp.
659,472	Delayed Draw, 1.000%, 11/30/2026[2,4,5]	645,104
21,340,528	First Lien Term Loan, 6.750% (3-Month USD Sofr+575 basis points), 11/30/2026[2,3,4]	20,664,690
404,488	Revolver, 0.500%, 3/1/2029[2,4,5]	395,672
71,380	Revolver, 7.000% (3-Month USD Sofr+575 basis points), 3/1/2029[2,3,4]	69,824
29,151,392	First Lien Term Loan, 7.000% (3-Month USD Sofr+575 basis points), 3/1/2029[2,3,4,8]	28,516,052
	Berlin Packaging LLC
EUR 4,527,699	Second Lien Term Loan, 1.000%, 11/7/2026[2,4,5,6]	4,424,359
EUR 13,068,750	Second Lien Term Loan, 7.250% (3-Month EUR Libor+700 basis points), 11/7/2026[2,3,4,6]	12,770,471
9,925,000	Colonial Bag, LLC Incremental Term Loan, 6.745% (3-Month USD Libor+500 basis points), 9/3/2025[2,3,4]	9,799,947
	Consolidated Label Co.
1,339,286	Revolver, 0.500%, 7/15/2026[2,4,5]	1,317,446
578,516	Revolver, 0.500%, 7/15/2026[2,4,5]	569,082
3,119,019	First Lien Term Loan, 6.038% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	3,068,156
8,552,404	First Lien Term Loan, 6.038% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	8,412,939
4,962,500	Incremental Term Loan, 6.239% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	4,881,576
2,568,379	Cyxtera Equipment Leases First Lien Term Loan, 8.250% (3-Month USD Libor+825 basis points), 1/1/2024[2,3,4]	2,531,821

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$5,719,366	ENS Holdings III Corp. First Lien Term Loan, 5.756% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	$5,621,525
7,692,158	HPS Materials First Lien Term Loan, 7.878% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4,7]	7,510,672
	Indigo Buyer, Inc.
1,666,667	Revolver, 0.500%, 5/23/2028[2,4,5]	1,625,613
5,000,000	Delayed Draw, 1.000%, 5/23/2028[2,4,5]	4,926,604
333,333	Revolver, 7.180% (3-Month USD Sofr+585 basis points), 5/23/2028[2,3,4]	325,123
13,000,000	First Lien Term Loan, 7.180% (3-Month USD Sofr+585 basis points), 5/23/2028[2,3,4]	12,679,785
	New ILC Dover, Inc.
875,722	Revolver, 0.500%, 2/2/2026[2,4,5]	857,306
3,601,785	Delayed Draw, 1.000%, 2/2/2026[2,4,5]	3,526,041
3,970,968	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 2/2/2026[2,3,4]	3,887,460
389,315	Revolver, 7.750% (3-Month USD Libor+675 basis points), 2/2/2026[2,3,4]	381,128
3,500,000	North Haven Goldfinc First Lien Term Loan, 11.750% (3-Month USD Libor+1,175 basis points), 12/23/2024[2,3,4]	3,311,709
	Olympic Buyer, Inc.
2,352,941	Revolver, 0.500%, 6/30/2028[2,4,5]	2,227,804
17,501,909	First Lien Term Loan, 5.000% (1-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	16,571,100
9,000,000	First Lien Term Loan, 5.000% (3-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	8,521,350
EUR 12,701,000	Optimum Group First Lien Term Loan, 5.500% (3-Month EUR Libor+575 basis points), 6/16/2028[2,3,4,6]	12,975,133
20,000,000	Oscar AcquisitionCo, LLC First Lien Term Loan, 6.109% (3-Month USD Sofr+450 basis points), 4/29/2029[2,3]	17,950,000
13,964,912	Pearlman Enterprises First Lien Term Loan, 5.310% (3-Month USD Libor+425 basis points), 5/5/2027[2,3,4]	13,671,237
	Rohrer Corporation
9,361,266	First Lien Term Loan, 6.062% (3-Month USD Libor+500 basis points), 3/15/2027[2,3,4]	9,164,403
2,637,121	First Lien Term Loan, 6.509% (3-Month USD Libor+500 basis points), 3/15/2027[2,3,4]	2,555,586
2,500,000	Tangent Technologies Acquisition, LLC Second Lien Term Loan, 9.750% (3-Month USD Sofr+875 basis points), 5/30/2028[2,3,4]	2,443,453

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
	Technimark Holdings, LLC
$12,750,000	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 7/9/2029[2,3,4]	$12,037,914
2,250,000	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 7/9/2029[2,3,4,5]	2,124,338
	Tilley Chemical Co., Inc.
711,868	Revolver, 0.500%, 12/31/2026[2,4,5]	697,937
457,629	Revolver, 0.500%, 12/31/2026[2,4,5]	448,674
5,333,333	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	5,228,966
19,063,125	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	18,690,079
542,371	Revolver, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	531,757
1,556,439	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	1,525,982
843,688	Revolver, 8.250% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	827,178
24,937,500	USALCO, LLC First Lien Term Loan, 7.006% (3-Month USD Libor+600 basis points), 10/19/2027[2,3,4]	24,479,842
	V Global Holdings LLC
7,661,476	Revolver, 0.500%, 12/22/2025[2,4,5]	7,461,057
2,059,991	Revolver, 7.634% (3-Month USD Sofr+575 basis points), 12/22/2025[2,3,4]	2,006,103
24,526,533	First Lien Term Loan, 6.500% (3-Month USD Sofr+575 basis points), 12/22/2027[2,3,4]	23,884,936
		330,074,099
	REAL ESTATE — 1.3%
	Associations, Inc.
25,000,000	Revolver, 0.500%, 7/2/2027[2,4,5]	24,720,104
3,932,810	Delayed Draw, 5.000% (3-Month USD Libor+400 basis points), 7/2/2027[2,3,4]	3,888,779
21,067,190	First Lien Term Loan, 5.000% (3-Month USD Libor+400 basis points), 7/2/2027[2,3,4]	20,831,325
	CRS TH Holdings Corp
4,237,288	Revolver, 0.500%, 12/1/2027[2,4,5]	4,128,812
6,355,932	Delayed Draw, 1.000%, 12/1/2027[2,4,5]	6,193,218
14,370,763	First Lien Term Loan, 5.756% (3-Month USD Libor+475 basis points), 12/1/2027[2,3,4]	14,002,866
3,659,575	Eagleview Technology Second Lien Term Loan, 7.500% (3-Month USD Libor+750 basis points), 8/14/2026[2,3,4]	3,552,670
	MRI Software LLC
2,159,885	Revolver, 0.500%, 2/10/2026[2,4,5]	2,114,464
17,500,000	Delayed Draw, 1.000%, 2/10/2026[2,4,5]	17,232,839

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	REAL ESTATE (Continued)
$5,558,131	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	$5,441,246
2,992,370	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	2,958,364
		105,064,687
	TECHNOLOGY — 22.1%
	1WorldSync, Inc.
5,764,930	First Lien Term Loan, 6.788% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	5,648,123
4,974,546	First Lien Term Loan, 6.788% (3-Month USD Libor+625 basis points), 7/8/2025[2,3,4]	4,873,753
144,643	Delayed Draw, 7.256% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	141,712
	Acquia, Inc.
266,585	Revolver, 0.500%, 10/31/2025[2,4,5]	261,217
2,031,627	First Lien Term Loan, 8.120% (1-Month USD Libor+700 basis points), 10/31/2025[2,3,4]	1,990,716
36,353	Revolver, 9.076% (3-Month USD Libor+700 basis points), 10/31/2025[2,3,4]	35,620
	ACS
3,900,026	First Lien Term Loan, 5.310% (3-Month USD Libor+425 basis points), 10/9/2026[2,3,4]	3,749,478
6,876,457	Second Lien Term Loan, 8.707% (3-Month USD Libor+825 basis points), 10/9/2027[2,3,4]	6,675,580
	Afiniti, Inc.
14,526,359	First Lien Term Loan, 11.750% (3-Month USD Libor+1,125 basis points), 6/13/2024[2,3,4,12]	14,171,712
5,433,517	First Lien Term Loan, 11.750% (3-Month USD Libor+650 basis points), 6/13/2024[2,3,4]	5,300,863
9,950,000	AG-Twin Brook Technology First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 10/29/2026[2,3,4]	9,720,458
	AIDC Acquisition, LLC
7,960,000	First Lien Term Loan, 6.429% (3-Month USD Libor+705 basis points), 4/1/2026[2,3,4]	7,791,006
9,340,271	First Lien Term Loan, 8.072% (1-Month USD Libor+701 basis points), 4/1/2026[2,3,4]	9,141,973
4,074,479	First Lien Term Loan, 8.112% (1-Month USD Libor+705 basis points), 4/1/2026[2,3,4]	3,987,976
5,877,471	First Lien Term Loan, 8.131% (3-Month USD Libor+300 basis points), 4/1/2026[2,3,4]	5,752,690
7,000,000	First Lien Term Loan, 8.205% (1-Month USD Libor+695 basis points), 4/1/2026[2,3,4]	6,900,810

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$2,837,780	First Lien Term Loan, 8.576% (1-Month USD Libor+709 basis points), 4/1/2026[2,3,4]	$2,809,402
14,925,000	First Lien Term Loan, 8.756% (1-Month USD Libor+709 basis points), 4/1/2026[2,3,4]	14,608,136
25,000,000	Anaplan, Inc. First Lien Term Loan, 6.750% (3-Month USD Sofr+650 basis points), 6/21/2029[2,3,4]	24,822,546
	Appfire Technologies, LLC
924,000	Revolver, 0.500%, 3/9/2027[2,4,5]	906,575
8,538,686	Delayed Draw, 1.000%, 3/9/2027[2,4,5]	8,377,664
11,020,000	Delayed Draw, 1.000%, 3/9/2027[2,4,5]	10,894,512
9,425,961	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 3/9/2027[2,3,4]	9,248,206
56,000	Revolver, 6.506% (3-Month USD Libor+550 basis points), 3/9/2027[2,3,4]	54,944
	Applied Technical Services
545,455	Revolver, 0.500%, 12/29/2026[2,4,5]	523,671
159,091	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	152,738
3,409,091	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	3,272,947
363,636	Revolver, 6.750% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	349,114
2,266,193	Delayed Draw, 6.756% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	2,175,691
6,732,955	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	6,464,070
2,568,182	Delayed Draw, 6.756% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	2,465,620
	Apptio, Inc.
557,223	Revolver, 0.500%, 1/10/2025[2,4,5]	546,002
371,482	Revolver, 7.255% (3-Month USD Libor+320 basis points), 1/10/2025[2,3,4]	364,002
8,232,848	First Lien Term Loan, 7.255% (3-Month USD Libor+725 basis points), 1/10/2025[2,3,4]	8,067,062
5,259,615	AQA Acquisition Holding, Inc. Second Lien Term Loan, 8.506% (3-Month USD Libor+750 basis points), 3/3/2029[2,3,4]	5,094,382
14,850,000	Arcstor Midco LLC First Lien Term Loan, 8.006% (3-Month USD Libor+700 basis points), 3/16/2027[2,3,4]	14,274,574
	ASG II, LLC
4,608,696	Delayed Draw, 1.000%, 5/25/2028[2,4,5]	4,536,892
30,724,638	First Lien Term Loan, 7.564% (3-Month USD Sofr+650 basis points), 5/25/2028[2,3,4]	29,940,430
8,004,594	ATP Intermediate, Inc. First Lien Term Loan, 9.976% (3-Month USD Libor+773 basis points), 6/16/2025[2,3,4]	7,847,610

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$2,433,725	AVI-SPL First Lien Term Loan, 6.375% (3-Month USD Libor+538 basis points), 3/10/2027[2,3,4]	$2,384,810
	Benefit Street Technology
2,666,666	Revolver, 0.500%, 10/1/2026[2,4,5]	2,588,117
24,937,500	First Lien Term Loan, 6.462% (3-Month USD Libor+525 basis points), 10/1/2027[2,3,4]	24,202,940
19,550,861	Delayed Draw, 1.000%, 5/2/2028[2,4,5]	19,149,904
156,406,889	First Lien Term Loan, 13.250% (3-Month USD Libor+1,225 basis points), 5/2/2028[2,3,4]	151,651,767
	BetterCloud, Inc.
2,512,669	Revolver, 0.500%, 6/30/2028[2,4,5]	2,462,416
16,081,081	First Lien Term Loan, 8.525% (3-Month USD Sofr+700 basis points), 6/30/2028[2,3,4]	15,759,459
3,370,787	Black Mountain Second Lien Term Loan, 9.826% (3-Month USD Libor+775 basis points), 9/26/2027[2,3,4]	3,272,318
	Bounteous, Inc.
1,488,000	Revolver, 0.500%, 8/2/2027[2,4,5]	1,432,842
4,300,000	Delayed Draw, 1.000%, 8/2/2027[2,4,5]	4,140,605
4,480,200	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	4,314,125
8,656,500	First Lien Term Loan, 6.006% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	8,335,616
2,144,625	First Lien Term Loan, 6.006% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	2,065,127
312,000	Revolver, 7.250% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	300,435
	BusinesSolver.com, Inc.
1,378,788	Delayed Draw, 1.000%, 12/1/2027[2,4,5]	1,354,292
5,121,212	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 12/1/2027[2,3,4]	5,004,950
	Captify Intermediate Holdings Corp.
2,493,750	Delayed Draw, 9.000% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	2,445,979
8,684,375	First Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	8,518,015
	CEB Acquisitionco, LLC
2,500,000	First Lien Term Loan, 6.990% (3-Month USD Libor+375 basis points), 12/21/2027[2,3,4]	2,443,145
2,493,750	First Lien Term Loan, 6.990% (3-Month USD Libor+575 basis points), 12/21/2027[2,3,4]	2,400,112
403,226	Charger Intermediateco, Inc. Delayed Draw, 7.166% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	396,504

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$1,898,941	Clarus First Lien Term Loan, 7.506% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	$1,790,816
	Cleo Communications Holding, LLC
2,140,000	Revolver, 0.500%, 6/11/2028[2,4,5]	2,084,157
12,827,850	First Lien Term Loan, 8.190% (3-Month USD Libor+675 basis points), 6/11/2028[2,3,4]	12,493,111
10,000,000	Conservice Midco, LLC Second Lien Term Loan, 8.809% (3-Month USD Libor+775 basis points), 5/13/2028[2,3,4]	9,854,313
4,770,638	Corel Corporation First Lien Term Loan, 6.575% (3-Month USD Libor+500 basis points), 7/2/2026[2,3,4]	4,602,601
	DataLink, LLC
282,258	Revolver, 0.500%, 11/20/2026[2,4,5]	263,703
564,516	Revolver, 7.250% (3-Month USD Libor+650 basis points), 11/20/2026[2,3,4]	527,405
6,297,883	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/20/2026[2,3,4]	5,883,867
45,000,000	David Phelps First Lien Term Loan, 10.000% (1-Month USD Libor+700 basis points), 10/1/2022[2,3,4]	44,477,736
12,500,000	DCert Buyer, Inc. Second Lien Term Loan, 8.059% (1-Month USD Libor+700 basis points), 2/24/2029[2,3,4]	12,195,789
	Diligent Corporation
5,940,000	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	5,731,558
4,356,000	First Lien Term Loan, 6.756% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	4,202,281
710,400	Delayed Draw, 1.000%, 8/24/2025[2,4,5]	685,331
887,008	Delayed Draw, 6.756% (3-Month USD Libor+575 basis points), 8/24/2025[2,3,4]	855,706
	Dude Solutions Holdings
96,261	Revolver, 0.500%, 6/13/2025[2,4,5]	94,323
1,561,667	First Lien Term Loan, 7.500% (3-Month USD Libor+625 basis points), 6/13/2025[2,3,4]	1,530,220
110,013	Revolver, 8.500% (3-Month USD Libor+750 basis points), 6/13/2025[2,3,4]	107,798
	Emburse, Inc.
604,839	Revolver, 0.500%, 2/28/2024[2,4,5]	594,756
1,612,903	Delayed Draw, 1.000%, 2/28/2024[2,4,5]	1,586,017
2,016,129	First Lien Term Loan, 6.560% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	1,982,521

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$2,419,355	Delayed Draw, 6.560% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	$2,379,025
201,613	Revolver, 6.560% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	198,252
17,741,935	First Lien Term Loan, 6.560% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	17,446,185
GBP 10,996,000	ERG Bidco, Ltd. First Lien Term Loan, 7.440% (3-Month GBP Libor+675 basis points), 6/25/2028[2,3,4,6]	12,862,632
	ESG Investments, Inc
2,142,857	Revolver, 0.500%, 9/11/2027[2,4,5]	2,101,829
8,035,714	Delayed Draw, 1.000%, 3/11/2028[2,4,5]	7,881,859
15,535,714	First Lien Term Loan, 5.744% (3-Month USD Libor+450 basis points), 3/11/2028[2,3,4]	15,238,260
1,951,784	Exegy, Inc. First Lien Term Loan, 5.632% (3-Month USD Libor+600 basis points), 5/17/2026[2,3,4]	1,902,100
	Frontline Technologies Group LLC
6,226,612	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	6,155,852
32,277,829	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	31,911,024
26,237,030	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	25,938,873
10,741,183	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	10,619,120
	FSS Buyer LLC
920,223	Revolver, 0.500%, 8/31/2027[2,4,5]	886,111
690,167	Revolver, 6.500% (3-Month USD Libor+575 basis points), 8/31/2027[2,3,4]	664,583
18,389,610	First Lien Term Loan, 5.870% (3-Month USD Libor+575 basis points), 8/31/2028[2,3,4]	17,707,934
	Gainsight, Inc.
2,625,000	Revolver, 0.500%, 7/30/2027[2,4,5]	2,547,854
20,100,000	First Lien Term Loan, 7.000% (3-Month USD Libor+625 basis points), 7/30/2027[2,3,4,12]	19,509,281
SEK 11,250,000	Goldcup 25952 AB First Lien Term Loan, 6.000% (3-Month SEK Stibor+575 basis points), 8/18/2027[2,3,4,6]	1,081,994
	GovBrands Intermediate, Inc.
917,000	Revolver, 0.500%, 4/4/2027[2,4,5]	889,807
905,972	Delayed Draw, 1.000%, 4/4/2027[2,4,5]	879,107
1,951,223	Delayed Draw, 6.506% (3-Month USD Libor+550 basis points), 8/4/2027[2,3,4]	1,893,362

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$8,672,420	First Lien Term Loan, 6.506% (3-Month USD Libor+550 basis points), 8/4/2027[2,3,4]	$8,415,250
500,000	Hawkeye AcquisitionCo, LLC Revolver, 0.500%, 11/19/2026[2,4,5]	491,846
20,000,000	HCSS First Lien Term Loan, 6.810% (3-Month USD Libor+575 basis points), 11/15/2027[2,3,4]	19,337,720
	Help Systems Holdings, Inc.
2,462,323	First Lien Term Loan, 4.750% (3-Month USD Libor+475 basis points), 11/19/2026[2,3]	2,315,199
10,000,000	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 11/19/2027[2,3,4]	9,676,072
1,985,000	HotSchedules First Lien Term Loan, 7.756% (3-Month USD Libor+675 basis points), 7/9/2025[2,3,4]	1,933,595
	HPS Technology
GBP 14,442,519	First Lien Term Loan, 5.690% (3-Month GBP Libor+550 basis points), 9/30/2026[2,3,4,6]	17,353,760
GBP 7,523,888	First Lien Term Loan, 6.191% (6-Month GBP Libor+625 basis points), 9/15/2027[2,3,4,6,7]	8,995,940
7,368,409	HS Purchaser LLC First Lien Term Loan, 4.750% (1-Month USD Libor+475 basis points), 11/30/20261,[2,3,4]	6,928,147
	IG Investments
523,844	Revolver, 0.500%, 9/22/2028[2,4,5]	501,474
9,254,263	First Lien Term Loan, 6.750% (3-Month USD Libor+600 basis points), 9/22/2028[2,3,4]	8,859,071
198,699	Revolver, 9.750% (3-Month USD Libor+600 basis points), 9/22/2028[2,3,4]	190,214
	Imagine Acquisitionco, Inc
1,157,556	Revolver, 0.500%, 11/16/2027[2,4,5]	1,132,958
1,607,717	Delayed Draw, 1.000%, 11/16/2027[2,4,5]	1,573,552
7,216,640	Imagine Acquisitionco, Inc. First Lien Term Loan, 6.911% (3-Month USD Libor+550 basis points), 11/16/2027[2,3,4]	7,063,284
3,980,689	Information Resource First Lien Term Loan, 5.310% (3-Month USD Libor+425 basis points), 12/1/2025[2,3,4]	3,930,502
	insightsoftware
523,350	Revolver, 0.500%, 5/24/2024[2,4,5]	494,896
174,450	Revolver, 5.750% (3-Month USD Libor+475 basis points), 5/24/2024[2,3,4]	164,965
24,510,903	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[2,3,4]	23,178,253
2,576,262	Delayed Draw, 1.000%, 12/2/2026[2,4,5]	2,436,191

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Invicti Intermediate 2, LLC
$1,090,909	Revolver, 0.500%, 11/16/2027[2,4,5]	$1,057,180
10,909,091	First Lien Term Loan, 7.559% (3-Month USD Libor+575 basis points), 11/16/2027[2,3,4]	10,571,803
	IQN Holding Corp.
577,540	Revolver, 0.500%, 5/2/2028[2,4,5]	565,870
1,443,850	Delayed Draw, 1.000%, 5/2/2029[2,4,5]	1,421,820
6,978,610	First Lien Term Loan, 6.897% (3-Month USD Sofr+550 basis points), 5/2/2029[2,3,4]	6,837,596
7,000,000	Ivanti Software, Inc. Second Lien Term Loan, 8.848% (3-Month USD Libor+725 basis points), 12/1/2028[2,3,4]	6,589,894
NOK$ 13,690,449	Jigsaw Bidco AS First Lien Term Loan, 8.200% (3-Month NOK Nibor+725 basis points), 5/3/2024[2,3,4,6]	1,370,152
	Kaseya, Inc.
4,100,000	Delayed Draw, 0.500%, 6/23/2029[2,4,5]	4,059,537
4,100,000	Revolver, 0.500%, 6/23/2029[2,4,5]	4,028,861
66,800,000	First Lien Term Loan, 8.286% (3-Month USD Sofr+575 basis points), 6/23/2029[2,3,4]	65,640,951
	Kona Buyer, LLC
9,429,921	First Lien Term Loan, 5.756% (3-Month USD Libor+550 basis points), 12/11/2027[2,3,4]	9,276,146
9,723,847	First Lien Term Loan, 5.756% (3-Month USD Libor+550 basis points), 12/11/2027[2,3,4]	9,565,278
	Litera Bidco LLC
1,203,563	First Lien Term Loan, 6.810% (1-Month USD Libor+575 basis points), 5/29/2026[2,3,4]	1,171,084
1,203,563	First Lien Term Loan, 6.810% (1-Month USD Libor+575 basis points), 5/29/2026[2,3,4]	1,171,084
5,486,145	First Lien Term Loan, 7.060% (1-Month USD Libor+600 basis points), 5/29/2026[2,3,4]	5,343,649
2,260,005	First Lien Term Loan, 7.060% (1-Month USD Libor+600 basis points), 5/29/2026[2,3,4]	2,199,018
	LMG Holdings, Inc.
165,714	Revolver, 0.500%, 4/30/2026[2,4,5]	161,701
4,678,929	First Lien Term Loan, 7.506% (3-Month USD Libor+650 basis points), 4/30/2026[2,3,4]	4,565,160
120,000	Revolver, 8.141% (3-Month USD Libor+650 basis points), 4/30/2026[2,3,4]	117,094
	LogicMonitor, Inc.
2,513,966	First Lien Term Loan, 6.239% (3-Month USD Libor+500 basis points), 5/17/2023[2,3,4]	2,433,709

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$670,391	First Lien Term Loan, 6.239% (3-Month USD Libor+500 basis points), 5/17/2023[2,3,4]	$648,989
4,189,944	First Lien Term Loan, 6.239% (3-Month USD Libor+500 basis points), 5/17/2023[2,3,4]	4,056,182
2,597,765	First Lien Term Loan, 6.239% (3-Month USD Libor+500 basis points), 5/17/2023[2,3,4]	2,514,833
5,027,933	First Lien Term Loan, 6.239% (3-Month USD Libor+500 basis points), 5/17/2023[2,3,4]	4,867,419
23,608,280	First Lien Term Loan, 6.239% (3-Month USD Libor+500 basis points), 5/17/2023[2,3,4]	23,001,934
8,400,604	MAG DS Corp. First Lien Term Loan, 6.500% (1-Month USD Libor+525 basis points), 4/1/20271,[2,3,4]	8,116,192
20,500,000	Mandolin Technology Intermediate Holdings, Inc. Second Lien Term Loan, 7.000% (3-Month USD Libor+650 basis points), 7/30/2029[2,3,4]	20,035,671
	Marlin DTC-LS Midco 2, LLC
2,914,145	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	2,748,213
16,871,365	First Lien Term Loan, 7.506% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	15,910,707
14,000,000	Merlin International, Inc. First Lien Term Loan, 10.000% (3-Month USD Libor+700 basis points), 8/6/2023[2,3,4]	13,840,904
	Mindbody, Inc.
1,428,571	Revolver, 0.500%, 2/14/2025[2,4,5]	1,399,804
6,976,978	First Lien Term Loan, 9.884% (3-Month USD Libor+700 basis points), 2/14/2025[2,3,4]	6,836,481
169,523	Misys Ltd. Second Lien Term Loan, 4.739% (3-Month USD Libor+350 basis points), 6/13/2024[2,3]	153,286
7,000,000	MyComplianceoffice, Inc. First Lien Term Loan, 10.000% (3-Month USD Libor+850 basis points), 12/29/2025[2,3,4]	6,821,813
	Netwrix Corporation And Concept Searching Inc.
2,870,000	Revolver, 0.500%, 6/9/2029[2,4,5]	2,829,572
5,344,000	Delayed Draw, 1.000%, 6/9/2029[2,4,5]	5,321,941
14,347,000	Delayed Draw, 1.000%, 6/9/2029[2,4,5]	14,216,339
27,439,000	First Lien Term Loan, 6.496% (3-Month USD Sofr+500 basis points), 6/9/2029[2,3,4]	27,052,478
	New Era Merger Sub, Inc.
58,641	Revolver, 0.500%, 10/31/2026[2,4,5]	56,801
148,393	Revolver, 0.500%, 10/31/2026[2,4,5]	143,738
1,291,022	Delayed Draw, 1.000%, 10/31/2026[2,4,5]	1,256,898

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$3,149,656	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	$3,066,405
2,023,126	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	1,969,652
169,392	Revolver, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	164,077
749,386	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	729,579
	Newscycle Solutions
2,303,848	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	2,257,455
267,237	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	261,855
347,666	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	340,665
5,333,333	OEConnection LLC Second Lien Term Loan, 7.500% (3-Month USD Libor+700 basis points), 9/25/2027[2,3,4]	5,177,535
9,949,052	Options Technology Ltd. First Lien Term Loan, 6.222% (3-Month USD Libor+450 basis points), 12/26/2025[2,3,4]	9,688,451
7,500,000	OSP Lakeside Intermediate Holdings, LLC First Lien Term Loan, 9.047% (3-Month USD Libor+805 basis points), 7/31/2026[2,3,4]	7,347,423
	PC Dreamscape Opco, Inc.
1,315,789	Revolver, 0.500%, 4/25/2028[2,4,5]	1,274,119
3,289,474	Delayed Draw, 1.000%, 4/25/2028[2,4,5]	3,217,802
12,105,263	First Lien Term Loan, 6.750% (3-Month USD Sofr+575 basis points), 4/25/2028[2,3,4]	11,721,899
3,289,474	Delayed Draw, 7.080% (3-Month USD Sofr+575 basis points), 4/25/2028[2,3,4]	3,217,802
	PCS Software, Inc.
363,714	Revolver, 0.500%, 7/1/2024[2,4,5]	357,674
5,250,191	First Lien Term Loan, 8.000% (3-Month USD Libor+575 basis points), 7/1/2024[2,3,4]	5,163,018
20,415,482	PDFTron Systems, Inc. First Lien Term Loan, 6.998% (3-Month USD Sofr+550 basis points), 7/15/2027[2,3,4]	19,794,865
9,888,117	PDI TA Holdings, Inc. First Lien Term Loan, 5.544% (3-Month USD Libor+450 basis points), 10/24/2024[2,3,4]	9,521,578
	PDQ
1,764,706	Revolver, 0.500%, 8/27/2027[2,4,5]	1,734,184
7,377,353	Delayed Draw, 6.006% (3-Month USD Libor+550 basis points), 8/27/2027[2,3,4]	7,249,756

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$10,769,412	First Lien Term Loan, 6.006% (3-Month USD Libor+550 basis points), 8/27/2027[2,3,4]	$10,583,146
	Pegasus Global Enterprise Holdings, LLC
1,268,825	Delayed Draw, 0.500%, 5/29/2025[2,4,5]	1,254,406
775,467	Delayed Draw, 6.750% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4]	766,654
2,754,871	First Lien Term Loan, 6.750% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4]	2,723,565
1,185,006	Perforce Software, Inc. First Lien Term Loan, 4.514% (1-Month USD Libor+375 basis points), 7/1/2026[2,3]	1,095,834
	ProcessUnity Holdings, LLC
850,000	Revolver, 0.500%, 9/24/2028[2,4,5]	821,809
1,000,000	Delayed Draw, 1.000%, 9/24/2028[2,4,5]	976,700
5,000,000	First Lien Term Loan, 7.006% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	4,834,172
150,000	Revolver, 7.633% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	145,025
4,923,664	Q-Centrix LLC First Lien Term Loan, 6.075% (3-Month USD Libor+450 basis points), 11/30/2024[2,3,4]	4,855,542
	Qualifacts
263,158	Revolver, 0.500%, 9/19/2024[2,4,5]	257,859
2,192,982	First Lien Term Loan, 7.537% (3-Month USD Libor+650 basis points), 9/19/2024[2,3,4]	2,148,822
438,597	Delayed Draw, 7.540% (3-Month USD Libor+650 basis points), 9/19/2024[2,3,4]	429,764
	Quantic Electronics, LLC
227,245	Revolver, 0.500%, 11/19/2026[2,4,5]	223,539
1,090,985	Delayed Draw, 1.000%, 11/19/2026[2,4,5]	1,073,194
201,153	Revolver, 7.000% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	197,873
3,970,000	Delayed Draw, 7.006% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	3,905,260
5,431,250	First Lien Term Loan, 7.006% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	5,342,682
2,321,139	Delayed Draw, 7.006% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	2,283,288
3,673,167	First Lien Term Loan, 7.006% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	3,613,268
20,000,000	Quest Software US Holdings, Inc. First Lien Term Loan, 8.724% (3-Month USD Sofr+750 basis points), 2/1/2030[2,3,4]	19,221,019
	Questel International

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
$	EUR 2,153,391	First Lien Term Loan, 6.250% (3-Month EUR Libor+525 basis points), 12/17/2027[2,3,4,6]	$2,231,104
	EUR 8,850,000	First Lien Term Loan, 6.250% (3-Month EUR Libor+525 basis points), 12/17/2027[2,3,4,6]	9,169,386
	8,653,846	Quickbase, Inc. Second Lien Term Loan, 8.764% (3-Month USD Libor+800 basis points), 4/2/2027[2,3,4]	8,401,048
		Ranger Buyer, Inc.
	1,538,462	Revolver, 0.500%, 11/18/2027[2,4,5]	1,520,978
	384,615	Revolver, 7.705% (3-Month USD Libor+625 basis points), 11/18/2027[2,3,4]	380,245
	23,076,923	First Lien Term Loan, 7.705% (3-Month USD Libor+625 basis points), 11/18/2028[2,3,4,8]	22,814,677
		RCS Technology
	2,208,710	First Lien Term Loan, 6.750% (3-Month USD Libor+550 basis points), 2/28/2025[2,3,4,7]	2,178,151
	343,264	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	337,666
	55,556	Revolver, 6.750% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	54,650
	1,910,417	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	1,879,263
		Recorded Future, Inc.
	178,771	Revolver, 0.500%, 7/3/2025[2,4,5]	175,171
	1,126,241	First Lien Term Loan, 6.256% (3-Month USD Libor+525 basis points), 7/3/2025[2,3,4]	1,103,562
		Redwood Services Group, LLC
	9,608,532	Delayed Draw, 1.000%, 6/15/2029[2,4,5]	9,500,956
	40,391,468	First Lien Term Loan, 6.750% (3-Month USD Sofr+600 basis points), 6/15/2029[2,3,4]	39,535,824
		Revalize, Inc.
	255,375	Revolver, 0.500%, 4/15/2027[2,4,5]	252,069
	6,665,032	Delayed Draw, 1.000%, 4/15/2027[2,4,5]	6,578,748
	19,960,114	Delayed Draw, 6.750% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4]	19,701,714
	425,625	Revolver, 6.750% (3-Month USD Libor+575 basis points), 4/15/2027[2,3,4]	420,115
	4,499,722	Delayed Draw, 6.756% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4]	4,441,470
	142,968	Delayed Draw, 6.950% (3-Month USD Libor+575 basis points), 4/15/2027[2,3,4]	141,117
	2,118,391	Rocket Software, Inc. First Lien Term Loan, 5.310% (3-Month USD Libor+425 basis points), 11/28/2025[2,3]	1,975,399
		RPX Corporation

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$4,612,500	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/23/2025[2,3,4]	$4,500,802
8,000,000	First Lien Term Loan, 7.060% (3-Month USD Libor+600 basis points), 10/23/2025[2,3,4]	7,806,270
	Safety Borrower Holdings
169,492	Revolver, 9.000% (1-Month USD Prime+475 basis points), 9/1/2027[2,3,4]	163,008
508,475	Revolver, 0.500%, 9/1/2027[2,4,5]	489,023
1,694,915	Delayed Draw, 1.000%, 9/1/2027[2,4,5]	1,630,076
7,608,051	First Lien Term Loan, 6.756% (1-Month USD Libor+575 basis points), 9/1/2027[2,3,4]	7,317,006
	Securonix, Inc.
2,288,135	Revolver, 0.500%, 4/1/2028[2,4,5]	2,220,783
12,711,865	First Lien Term Loan, 7.435% (3-Month USD Sofr+650 basis points), 4/1/2028[2,3,4]	12,337,688
	Seismic Software, Inc.
272,390	Revolver, 0.500%, 10/15/2026[2,4,5]	263,968
1,089,558	Delayed Draw, 1.000%, 10/15/2026[2,4,5]	1,055,871
16,542	Delayed Draw, 5.989% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4]	16,030
3,677,970	Delayed Draw, 5.989% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4]	3,560,553
4,106,721	First Lien Term Loan, 5.989% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4]	3,975,616
817,169	Delayed Draw, 6.156% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4]	791,904
1,470,000	Smartlinx Solutions, LLC First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	1,444,040
13,000,000	Solera Global Holdings Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 6/4/2029[2,3,4]	12,347,345
GBP 3,613,000	SSCP Pegasus Bidco Ltd. First Lien Term Loan, 6.813% (3-Month GBP Libor+675 basis points), 6/16/2028[2,3,4,6]	4,321,984
	Syntax Systems Ltd.
876,568	Revolver, 0.500%, 10/29/2026[2,4,5]	847,714
1,103,630	Revolver, 6.250% (1-Month USD Libor+550 basis points), 10/29/2026[2,3,4]	1,067,303
4,987,469	First Lien Term Loan, 6.560% (1-Month USD Libor+550 basis points), 10/28/2028[2,3,4]	4,822,314
4,950,495	Delayed Draw, 1.000%, 10/29/2028[2,4,5]	4,787,543
17,978,960	First Lien Term Loan, 6.560% (1-Month USD Libor+550 basis points), 10/29/2028[2,3,4]	17,387,160
	Tamarack Intermediate, L.L.C.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$3,023,437	Revolver, 0.500%, 3/11/2028[2,4,5]	$2,931,527
18,476,562	First Lien Term Loan, 6.500% (3-Month USD Sofr+575 basis points), 3/11/2028[2,3,4]	17,914,887
1,481,250	TaxSlayer LLC First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	1,452,025
	Thunder Purchase, Inc.
1,136,691	Revolver, 0.500%, 6/30/2027[2,4,5]	1,112,787
235,177	Revolver, 7.984% (3-Month USD Libor+575 basis points), 6/30/2027[2,3,4]	230,232
4,083,877	First Lien Term Loan, 8.000% (3-Month USD Libor+575 basis points), 6/30/2028[2,3,4]	3,993,843
	TigerConnect, Inc.
1,875,000	Revolver, 0.500%, 2/16/2028[2,4,5]	1,815,050
541,406	Delayed Draw, 1.000%, 2/16/2028[2,4,5]	534,791
13,125,000	First Lien Term Loan, 7.750% (3-Month USD Sofr+675 basis points), 2/16/2028[2,3,4,12]	12,705,349
9,491,262	Transact Holdings, Inc. First Lien Term Loan, 5.810% (1-Month USD Libor+475 basis points), 4/30/2026[2,3,4]	9,282,768
	Tribute Technology
4,882,979	Revolver, 0.500%, 10/30/2026[2,4,5]	4,780,292
2,148,870	First Lien Term Loan, 6.506% (3-Month USD Libor+575 basis points), 10/30/2026[2,3,4]	2,082,431
6,446,609	Delayed Draw, 6.756% (3-Month USD Libor+575 basis points), 10/30/2026[2,3,4]	6,247,292
	Trident Maritime Systems, Inc.
222,222	Revolver, 0.500%, 2/26/2027[2,4,5]	215,905
3,053,333	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	2,966,536
	Trintech, Inc.
886,281	First Lien Term Loan, 7.240% (3-Month USD Libor+600 basis points), 12/29/2023[2,3,4]	868,434
443,141	First Lien Term Loan, 7.240% (3-Month USD Libor+600 basis points), 12/29/2023[2,3,4]	434,217
14,962,500	Twin Brook Technology First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/5/2027[2,3,4]	14,614,025
GBP 12,230,216	UKFast Leaders Limited First Lien Term Loan, 8.308% (3-Month GBP Libor+675 basis points), 9/8/2027[2,3,4,6]	14,630,170
	Uniguest
526,316	Revolver, 0.500%, 12/17/2025[2,4,5]	520,335
605,263	Delayed Draw, 1.000%, 12/17/2025[2,4,5]	598,385

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$3,582,770	Delayed Draw, 8.000% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	$3,542,055
5,197,368	First Lien Term Loan, 8.059% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	5,138,305
	User Zoom Technologies, Inc.
30,000,000	First Lien Term Loan, 6.500% (3-Month USD Sofr+575 basis points), 4/5/2029[2,3,4,8]	29,190,439
7,896,774	First Lien Term Loan, 6.947% (3-Month USD Sofr+575 basis points), 4/5/2029[2,3,4]	7,739,436
15,000,000	Virgin Pulse, Inc. Second Lien Term Loan, 8.309% (3-Month USD Libor+725 basis points), 4/6/2029[2,3,4]	13,478,839
29,524,000	Wilson Electronics Holdings,LLC First Lien Term Loan, 8.084% (3-Month USD Sofr+600 basis points), 5/17/2027[2,3,4]	28,994,643
	Wiser Solutions, Inc.
3,400,000	Delayed Draw, 1.000%, 4/29/2027[2,4,5]	3,361,431
10,664,000	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 4/29/2027[2,3,4]	10,332,169
	WorkForce Software, LLC
463,235	Revolver, 7.500% (3-Month USD Libor+650 basis points), 7/31/2025[2,3,4]	453,907
4,365,630	First Lien Term Loan, 8.250% (3-Month USD Libor+650 basis points), 7/31/2025[2,3,4,12]	4,277,718
2,425,000	Worksoft First Lien Term Loan, 8.750% (3-Month USD Libor+775 basis points), 2/22/2025[2,3,4]	2,383,966
2,524,544	Xactly Corporation First Lien Term Loan, 8.250% (3-Month USD Libor+725 basis points), 7/29/2022[2,3,4]	2,473,707
		1,824,008,104
	UTILITIES — 0.3%
1,250,000	EDPO, LLC Delayed Draw, 1.000%, 12/8/2027[2,4,5]	1,231,261
7,843,955	TS OpCo Holding LLC First Lien Term Loan, 6.506% (3-Month USD Libor+525 basis points), 9/28/2023[2,3,4]	7,630,739
	Water Holdings Acquisition, LLC
519,305	Revolver, 0.500%, 12/18/2026[2,4,5]	502,103
3,817,808	Delayed Draw, 1.000%, 12/18/2026[2,4,5]	3,758,719
291,781	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	287,265
766,409	Revolver, 6.256% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	741,021

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	UTILITIES (Continued)
$13,645,715	First Lien Term Loan, 7.750% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	$13,193,684
		27,344,792
	TOTAL SENIOR SECURED LOANS
	(Cost $7,805,194,371)	7,692,724,528

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 46.8%
	INVESTMENT PARTNERSHIPS — 6.4%
N/A	AG Direct Lending Fund II (Unlevered) L.P.[2,9]	30,882,132
N/A	AG Direct Lending Fund II L.P.[2,9]	22,458,722
N/A	AG Direct Lending Fund III L.P.[2,9]	14,753,498
N/A	AG DLI, L.P.[2,9]	13,626,961
N/A	AG GTDL Fund II L.P.[2,9]	30,927,633
N/A	AG GTDL Fund L.P.[2,9]	4,287,298
N/A	AG KFHDL Fund L.P.[2,9]	4,287,178
N/A	Annaly Credit Opportunities Onshore Fund, LP2,9	1,696,690
N/A	Ares Commercial Finance Feeder (A) LP2,9	13,125,075
N/A	Barings CMS Fund LP2,9	15,676,149
N/A	CDL Tender Fund 2022-1, L.P.[2,9]	50,836,164
N/A	Chilly HP SCF Investor, LP2,9	2,041,953
N/A	Crescent Mezzanine Partners VIIC, L.P.[2,9]	6,263,108
N/A	Crestline Specialty Lending III (U.S.), LP2,9	12,351,616
N/A	HPS Mezzanine Partners 2019 LP2,9	9,894,995
N/A	HPS Specialty Loan Fund V Feeder LP2,9	40,358,374
N/A	Marlin Credit Opportunity Fund LP2,9	67,496,955
N/A	Odyssey Company Investment Partners B L.P. [2,9]	1,550,543
N/A	Providence Debt Fund III (Non-US) L.P.[2,9]	11,433,738
N/A	Raven Asset Based Credit Fund II, LP2,9	14,485,077
N/A	Redwood Enhanced Income Corp.[2,9]	18,447,611
N/A	Silver Point Specialty Credit Fund II, LP2,9	41,689,008
N/A	Summit Partners Cred Offshort Fund II [2,9]	9,942,858
N/A	Thompson Rivers, LLC[2,9]	18,573,398
N/A	Varagon Capital Corp. Direct Lending Fund [2,9]	14,750,000
N/A	Varagon Capital Direct Lending Fund[2,9]	12,460,449
N/A	Vista Credit Partner Fund III LP2,9	29,357,505
N/A	Waccamaw River, LLC [2,9]	11,272,174
		524,926,862
	JOINT VENTURES — 1.1%
N/A	FBLC Senior Loan Fund LLC[2,9]	80,235,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	JOINT VENTURES (Continued)
N/A	Middle Market Credit Fund II, LLC[2,9]	$14,999,492
		95,234,492
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 18.6%
N/A	AGTB Private BDC[2,9]	43,575,000
4,312,845	Barings Capital Investment Corporation[2,9]	97,480,947
44,235,355	Barings Private Credit Corporation[2,9]	928,012,865
5,602,693	Franklin BSP Lending Corporation[2,9]	42,855,000
1,450,000	Golub Capital Direct Lending Corp.[2,9]	22,049,975
1,593,455	Golub Capital IV BDC[2,9]	23,901,821
1,645,985	Morgan Stanley Direct Lending Fund[2,9]	35,114,984
10,000,000	New Mountain Guardian III BDC, LLC[2,9]	101,551,969
500,000	New Mountain Guardian IV BDC, LLC[2,9]	5,000,000
16,163,843	Owl Rock Core Income Corp.[2,9]	150,426,263
2,119,509	Owl Rock Technology Finance Corp.[2,9]	37,218,006
1,705,720	Owl Rock Technology Finance Corp. II2,9	24,555,301
N/A	Stellus Private Credit BDC Feeder, LP2,9	9,150,694
N/A	TCW Direct Lending VIII LLC[2,9]	13,734,307
		1,534,627,132
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 19.9%
N/A	ABPCI Pacific Funding LP2,9	5,119,974
N/A	BlackRock Shasta CLO VII[2,9]	460,375,215
N/A	NXT Capital Structured Note I, LLC[2,9]	59,220,300
N/A	Raven Senior Loan Fund LLC[2,9]	340,117,027
N/A	Silver Point Loan Note Issuer LLC[2,9]	407,714,770
N/A	Varagon Structured Note Issuer I LLC[2,9]	367,503,302
		1,640,050,588
	PRIVATE EQUITY — 0.1%
4	Owl Rock Technology Holdings II LLC[2,4]	5,563,054
N/A	Stellus Private BDC Advisor, LLC [2,4]	1,022,872
		6,585,926
	SPECIAL PURPOSE VEHICLE FOR COMMON EQUITY — 0.2%
N/A	Minerva Co-Invest LP2,9	15,308,912
	SPECIAL PURPOSE VEHICLE FOR PREFERRED EQUITY — 0.1%
N/A	HPS Mint Co-Invest, L.P.[2,9]	10,142,068
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.4%
N/A	17Capital Co. Investment Fund V-L LP2,6,9	23,594,546
N/A	Endurance II L.P.[2,9]	10,479,651

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS (Continued)
N/A	Proxima Onshore Co-Invest, L.P.[2,9]	$1,205,683
		35,279,880
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $3,773,257,662)	3,862,155,860

Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 1.0%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 11.533% (3-Month USD Libor+1,047 basis points), 1/20/2032[1,2,3,4,10]	11,275,920
	BlackRock Elbert CLO V LLC
13,000,000	10.800% (3-Month Term SOFR+870 basis points), 6/15/2034[1,2,3,4,10]	12,629,288
39,500,000	18.000%, 6/15/2034[1,2,4,13]	36,848,334
10,000,000	Monroe Capital MML CLO IX Ltd. 9.836% (3-Month USD Libor+870 basis points), 10/22/2031[1,2,3,4,10,14]	9,720,160
2,910,000	Monroe Capital MML CLO VII Ltd. 8.755% (3-Month USD Libor+725 basis points), 11/22/2030[1,2,3,4,10]	2,692,107
15,000,000	Monroe Capital MML CLO VIII, Ltd. 19.500%, 11/22/2033*,1,2,4,10,13	11,840,437
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $90,429,268)	85,006,246

Number of Shares
	PREFERRED STOCKS — 0.6%
	CONSUMER DISCRETIONARY — 0.0%
1,871	Fabletics, Inc. - Series G2,4	1,871,000
	HEALTH CARE — 0.4%
15,000	nThrive, Inc., 11.000%[2,4]	14,550,000
17,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000%[2,4,12,15]	16,974,740
		31,524,740
	INDUSTRIALS — 0.1%
2,500	Atomic Transport, LLC LP Atomic Block, LLC, Class A Preferred, 8.500%[2,4,16]	2,500,000
11,250,000	FSG Acquisition, LLC, - Senior Preferred, 12.250%[2,4]	10,968,750
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Preferred, 8.000%[2,4,17]	100,000
		13,568,750

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	TECHNOLOGY — 0.1%
6,500	Mandolin Technology Intermediate Holdings, Inc. - Series A, 10.500%[2,4]	$6,308,293
	TOTAL PREFERRED STOCKS
	(Cost $52,552,753)	53,272,783
	COMMON STOCKS — 0.1%
	FINANCIALS — 0.1%
280,309	Forbright, Inc.[2,4]	4,774,561
	INDUSTRIALS — 0.0%
2,188	Atomic Blocker, LLC Atomic Blocker, LLC, Class W Common[2,4,16]	1,213,027
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Common[2,4,17]	100,000
		1,313,027
	TOTAL COMMON STOCKS
	(Cost $4,365,607)	6,087,588

Principal Amount
	SUBORDINATED DEBT — 0.1%
	FINANCIALS — 0.1%
$5,500,000	OTR Midco, LLC, 12.000%, 5/12/2026[2,4]	5,344,374
	TOTAL SUBORDINATED DEBT
	(Cost $5,500,000)	5,344,374

Number of Shares
	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
21,417	Fabletics, Inc.2,4	—
	ENERGY — 0.0%
1	Service Compression, LLC [2,4]	—

	HEALTH CARE — 0.0%
1,300,435	ADMA Bilogics, Inc.[2,4]	1,997,432
219,298	Xerix Biopharma Holdings, Inc.[2,4]	273,913
		2,271,345

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	TECHNOLOGY — 0.0%
21,640	Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)[2,4]	$1,065,229
	TOTAL WARRANTS
	(Cost $1,152,261)	3,336,574
	SHORT-TERM INVESTMENTS — 0.4%
29,939,009	State Street Institutional U.S. Government Money Market Fund, 1.41%[2,18]	29,939,009
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,939,009)	29,939,009
	TOTAL INVESTMENTS — 142.1%
	(Cost $11,762,390,931)	11,737,866,962
	Senior Notes (net of deferred offering costs of $185,000) — (10.8)%	(894,322,420)
	Liabilities Less Other Assets — (31.3)%	(2,585,768,612)
	NET ASSETS — 100.0%	$8,257,775,930

Principal Amount
	REVERSE REPURCHASE AGREEMENTS — (0.1)%
$(4,140,000)	Agreement with Deutsche Bank AG, 3.534%, dated 6/22/2022, to be repurchased at $4,177,393 on 9/22/2022, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,720,160	(4,140,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $4,140,000)	(4,140,000)

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

RB – Revenue Bonds

LOC – Letter of Credit

BDC – Business Development Company

CAD - Canadian Dollars

EUR - Euro

GBP - Pound Sterling

NOK - Norwegian Krone

SEK - Swedish Krona

Libor - London Interbank Offered Rate

Stibor - Stockholm Interbank Offered Rate

Nibor - Norwegian Interbank Offered Rate

Sofr - Secured Overnight Financing Rate

CLO - Collateralized Loan Obligation

*	Subordinated note position. Rate shown is the effective yield as of period end.
[1]	Callable.
[2]	As of June 30, 2022 all or a portion of the security has been pledged as collateral for a senior secured note. The value of the securities totaled $11,737,866,962 as of June 30, 2022. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.
[3]	Floating rate security. Rate shown is the rate effective as of period end.
[4]	Value was determined using significant unobservable inputs.
[5]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. See Note 2 for additional information.
[6]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[7]	This investment was made through a participation. Please see Note 2 for a description of loan participations.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

[8]	All or a portion of this security is segregated as collateral for secured borrowings made with Macquarie US Trading LLC. Total collateral had a fair value of $233,175,011 as of June 30, 2022. See note 2 for additional information.
[9]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $59,663,915, which represents 0.7% of total net assets of the Fund.
[11]	Step rate security.
[12]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[13]	Variable rate security. Rate shown is the rate in effect as of period end.
[14]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,720,160 as of June 30, 2022. See note 2 for additional information.
[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[16]	Atomic Blocker, LLC holds Class A Preferred Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[17]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[18]	The rate is the annualized seven-day yield at period end.

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co. Investment Fund V-L LP	9/23/2021	25,759,098
ABPCI Pacific Funding LP	6/9/2022	5,189,873
AG Direct Lending Fund II (Unlevered) L.P.	3/31/2022	28,879,387
AG Direct Lending Fund II L.P.	3/31/2020	20,641,741
AG Direct Lending Fund III L.P.	6/28/2019	14,355,107
AG DLI, L.P.	3/31/2022	12,503,272
AG GTDL Fund II L.P.	3/31/2022	28,992,987
AG GTDL Fund L.P.	3/31/2022	4,033,367
AG KFHDL Fund L.P.	3/31/2022	4,039,188
AGTB Private BDC	5/10/2022	43,575,000
Annaly Credit Opportunities Onshore Fund, LP	4/16/2021	3,442,402
Ares Commercial Finance Feeder (A) LP	3/31/2021	11,309,134
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund LP	12/28/2021	15,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock Shasta CLO VII	2/10/2021	457,069,906
CDL Tender Fund 2022-1, L.P.	4/4/2022	50,000,000
Chilly HP SCF Investor, LP	2/9/2022	1,967,311
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	5,524,605
Crestline Specialty Lending III (U.S.), LP	8/30/2021	12,285,567
Endurance II L.P.	8/24/2020	9,744,960
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Lending Corporation	1/20/2021	32,327,541
Golub Capital Direct Lending Corp.	7/13/2021	21,750,000
Golub Capital IV BDC	4/21/2022	23,901,821
HPS Mezzanine Partners 2019 LP	11/16/2020	8,708,498
HPS Mint Co-Invest, L.P.	5/25/2022	10,015,163
HPS Specialty Loan Fund V Feeder LP	5/14/2021	37,668,926
Marlin Credit Opportunity Fund LP	5/21/2021	68,626,771
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest LP	2/11/2022	14,720,019
Morgan Stanley Direct Lending Fund	7/16/2021	34,560,910
New Mountain Guardian III BDC, LLC	3/27/2020	100,000,000
New Mountain Guardian IV BDC, LLC	6/29/2022	5,000,000
NXT Capital Structured Note I, LLC	1/26/2022	59,124,117
Odyssey Company Investment Partners B L.P.	3/24/2022	1,555,423
Owl Rock Core Income Corp.	7/29/2021	150,000,000
Owl Rock Core Income Corp. II	3/31/2022	24,627,630
Owl Rock Technology Finance Corp.	9/24/2020	35,000,000
Providence Debt Fund III (Non-US) L.P.	3/31/2021	8,949,049
Proxima Onshore Co-Invest, L.P.	11/2/2021	1,135,246
Raven Asset Based Credit Fund II, LP	9/21/2021	13,661,842
Raven Senior Loan Fund LLC	5/5/2022	335,925,060
Redwood Enhanced Income Corp.	4/8/2022	18,200,000
Silver Point Loan Note Issuer LLC	3/22/2022	404,170,658
Silver Point Specialty Credit Fund II, LP	12/15/2020	41,326,575
Stellus Private Credit BDC Feeder, LP	1/31/2022	9,130,000
Summit Partners Cred Offshort Fund II	3/31/2022	7,685,081
TCW Direct Lending VIII LLC	1/31/2022	13,523,324
Thompson Rivers, LLC	6/29/2021	20,000,000
Varagon Capital Corp. Direct Lending Fund	5/23/2022	14,750,000
Varagon Capital Direct Lending Fund	3/25/2021	12,500,000
Varagon Structured Note Issuer I LLC	10/13/2021	365,000,000
Vista Credit Partner Fund III LP	9/15/2021	27,677,846
Waccamaw River, LLC	5/4/2021	11,278,065
Total		3,773,082,661

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2022 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty	Payments Made/Frequency	Payments Received/Frequency	Termination Date	Notional Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

PNC Bank, N.A	Daily Simple SOFR[1] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	$650,000,000	$-	$1,811,069
PNC Bank, N.A	Daily Simple SOFR[1] + 0.885% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(5,043,129)
TOTAL INTEREST RATE SWAPS						$(3,232,060)

[1]	Reset daily with a five buseness day look back.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	September 30, 2022	(29,289,839)	$(20,232,542)	$(20,230,680)	$1,862
Canadian Dollars	State Street	USD	August 18, 2022	(24,805,801)	(19,335,272)	(19,273,614)	61,658
Canadian Dollars	State Street	USD	September 29, 2022	(41,410,193)	(32,196,828)	(32,181,534)	15,294
Euro	State Street	USD	August 09, 2022	(3,615,550)	(4,079,481)	(3,800,161)	279,320
Euro	State Street	USD	August 31, 2022	(11,734,695)	(12,678,517)	(12,353,504)	325,013
Euro	State Street	USD	September 30, 2022	(104,935,337)	(110,129,636)	(110,799,980)	(670,344)
British Pound	State Street	USD	August 03, 2022	(3,802,164)	(5,158,396)	(4,631,450)	526,946
British Pound	State Street	USD	August 04, 2022	(864,546)	(1,087,780)	(1,053,132)	34,648
British Pound	State Street	USD	August 09, 2022	(14,568,385)	(19,705,926)	(17,747,998)	1,957,928
British Pound	State Street	USD	September 15, 2022	(7,531,174)	(9,039,292)	(9,181,741)	(142,449)
British Pound	State Street	USD	September 30, 2022	(51,773,871)	(62,975,148)	(63,176,876)	(201,728)
British Pound	State Street	USD	November 04, 2022	(1,979,540)	(2,493,072)	(2,417,764)	75,308
British Pound	State Street	USD	November 10, 2022	(1,750,327)	(2,169,128)	(2,138,148)	30,980
Norwegian Krone	Marlin Credit Opportunities	USD	August 11, 2023	(13,125,000)	(1,451,399)	(1,346,387)	105,012
Swedish Krona	Marlin Credit Opportunities	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,146,657)	132,872
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(304,011,946)	$(301,479,626)	$2,532,320

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of June 30, 2022.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of a Subsidiary

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2022, net assets of the CCLF SPV were $3,293,813,831, or approximately 39.89% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2022, net assets of the CCLF MCCW were $208,887,759, or approximately 2.53% of the Fund’s total net assets.

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2022, net assets of the CCLF HOLD were $19,143,659, or approximately 0.23% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2022, net assets of the CCLF HOLD (D1) were $8,238,523, or approximately 0.10% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2022, net assets of the CCLF HOLD (D2) were $489,145,581, or approximately 5.92% of the Fund’s total net assets.

On March 16, 2022, CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D3). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2022, net assets of the CCLF HOLD (D3) were $10,991,719, or approximately 0.13% of the Fund’s total net assets.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2022, the Fund had fifteen outstanding forward currency contracts sold short.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of June 30, 2022, the Fund had two outstanding interest rate swap contracts.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2022, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $1,348,158,454.

Borrower	Type	Principal Amount	Value
AAH Topco, LLC	Delayed Draw	$4,364,226	$4,239,125
AAH Topco, LLC	Revolver	423,729	407,393
ACI Group Holdings, Inc.	Delayed Draw	3,238,929	3,112,782
Acquia, Inc.	Revolver	266,585	261,217
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	5,433,471	5,276,317
ADMA Bilogics, Inc.	Delayed Draw	3,571,429	3,530,627
ADPD Holdings, LLC	Delayed Draw	1,586,136	1,560,406
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	5,239,105	5,154,833
AG-Twin Brook Healthcare	Delayed Draw	7,570,000	7,402,257
AG-Twin Brook Healthcare	Delayed Draw	9,930,556	9,662,088
AG-Twin Brook Industrials	Delayed Draw	19,360,000	19,095,194
Air Comm Corporation, LLC	Delayed Draw	1,588,658	1,558,825
Air Comm Corporation, LLC	Delayed Draw	243,902	239,322
Air Comm Corporation, LLC	Revolver	1,044,051	1,024,445
Air Comm Corporation, LLC	Revolver	2,113,764	2,074,070
Alera Group Holdings, Inc.	Delayed Draw	18,088,168	17,767,538
Alpine Acquisition Corp.	Delayed Draw	659,472	645,104
Alpine Acquisition Corp.	Revolver	404,488	395,672

Amba Buyer, Inc.	Delayed Draw	14,257,915	14,015,709
Any Hour, LLC	Delayed Draw	1,706,667	1,670,399
Any Hour, LLC	Revolver	2,000,000	1,957,499
Apex Service Partners, LLC	Revolver	1,582,051	1,532,520
Appfire Technologies, LLC	Delayed Draw	11,020,000	10,894,512
Appfire Technologies, LLC	Delayed Draw	8,538,686	8,377,664
Appfire Technologies, LLC	Revolver	924,000	906,575
Applied Technical Services	Delayed Draw	159,091	152,738
Applied Technical Services	Delayed Draw	3,409,091	3,272,947
Applied Technical Services	Revolver	545,455	523,671
Apptio, Inc.	Revolver	557,223	546,002
AQ Sage Buyer, LLC	Delayed Draw	17,868,014	17,578,157
AQ Sage Buyer, LLC	Delayed Draw	15,133,990	14,893,957
AQ Sunshine, Inc.	Delayed Draw	1,791,667	1,749,489
AQ Sunshine, Inc.	Delayed Draw	13,740,741	13,398,040
AQ Sunshine, Inc.	Revolver	1,491,667	1,456,551
Ardurra Group LLC	Delayed Draw	651,720	634,649
Armada Parent, Inc.	Delayed Draw	2,000,000	1,940,495
Armada Parent, Inc.	Revolver	2,383,333	2,312,423
ASG II, LLC	Delayed Draw	4,608,696	4,536,892
Aspen Opco, LLC	Revolver	2,462,121	2,409,800
Associations, Inc.	Revolver	25,000,000	24,720,104
Auveco Holdings, Inc.	Delayed Draw	1,973,684	1,943,570
Auveco Holdings, Inc.	Revolver	986,842	966,901
AWT Merger Sub, Inc.	Delayed Draw	1,424,370	1,408,183
AWT Merger Sub, Inc.	Revolver	892,857	882,711
AxiomSL Group, Inc.	Delayed Draw	713,267	694,584
AxiomSL Group, Inc.	Revolver	731,098	711,948
BCPE North Star US Holdings Co.	Delayed Draw	2,210,526	2,146,409
Beacon Mobility Corp.	Revolver	903,984	878,518
Bendon	Revolver	1,800,000	1,705,694
Benefit Street Technology	Delayed Draw	19,550,861	19,149,904

Benefit Street Technology	Revolver	2,666,667	2,588,117
Berlin Packaging LLC	Second Lien Term Loan	4,527,699	4,424,359
BetterCloud, Inc.	Revolver	2,512,669	2,462,416
Biocare Medical LLC	Revolver	2,777,778	2,718,749
Blackbird Purchaser, Inc.	Delayed Draw	10,713,282	10,560,792
BlueHalo Global Holdings, LLC	Revolver	467,713	460,872
Bounteous, Inc.	Delayed Draw	4,300,000	4,140,605
Bounteous, Inc.	Revolver	1,488,000	1,432,842
BusinesSolver.com, Inc.	Delayed Draw	1,378,788	1,354,292
Caldwell & Gregory LLC	Delayed Draw	7,500,000	7,340,622
Carevet LLC	Delayed Draw	4,530,505	4,433,300
Carevet LLC	First Lien Term Loan	1,576,730	1,542,900
CC SAG Acquisition Corp.	Delayed Draw	2,437,063	2,348,112
CC SAG Acquisition Corp.	Revolver	699,301	673,777
CFGI Holdings, LLC	Delayed Draw	2,189,781	2,158,612
CFGI Holdings, LLC	Revolver	1,751,825	1,710,938
Citrin Cooperman Advisors LLC	Delayed Draw	40,000,000	39,362,202
Citrin Cooperman Advisors LLC	Delayed Draw	5,952,381	5,855,821
Classic Collision	Delayed Draw	6,483,404	6,339,220
Classic Collision	Revolver	1,382,979	1,352,223
Cleo Communications Holding, LLC	Revolver	2,140,000	2,084,157
Community Medical Acquisition Corp.	Delayed Draw	4,333,814	4,227,622
Community Medical Acquisition Corp.	Revolver	3,683,963	3,562,072
Connect America.com, LLC	Revolver	267,689	260,148
Consolidated Label Co.	Revolver	1,339,286	1,317,446
Consolidated Label Co.	Revolver	578,516	569,082
CORA Health Holdings Corp.	Delayed Draw	5,234,389	5,136,093
CORA Health Holdings Corp.	Revolver	439,024	430,780
Covaris Intermediate 3, LLC	Delayed Draw	5,921,053	5,777,943
Covaris Intermediate 3, LLC	Revolver	1,184,211	1,143,916
Covercraft Parent II	Delayed Draw	2,225,000	2,178,209
CPF Dental, LLC	Delayed Draw	3,727,751	3,693,489

CPF Dental, LLC	Delayed Draw	15,263	14,728
Credit Connection, LLC	Revolver	600,000	586,004
CRS TH Holdings Corp	Delayed Draw	6,355,932	6,193,218
CRS TH Holdings Corp	Revolver	4,237,288	4,128,812
D4C Dental Brands, Inc.	Delayed Draw	608,914	608,477
D4C Dental Brands, Inc.	Revolver	714,286	706,169
DataLink, LLC	Revolver	282,258	263,703
DCA Holdings LLC	Delayed Draw	1,184,498	1,135,203
Deca Dental Holdings, LLC	Delayed Draw	3,333,333	3,262,499
Deca Dental Holdings, LLC	Revolver	740,741	725,000
Diligent Corporation	Delayed Draw	710,400	685,331
DOCS MSO LLC	Delayed Draw	3,629,032	3,614,818
DOCS MSO LLC	Revolver	967,742	954,312
DOCS MSO LLC	Delayed Draw	2,419,355	2,379,761
DOCS MSO LLC	Revolver	645,161	628,193
DTI Holdco, Inc.	Revolver	599,741	590,751
Dude Solutions Holdings	Revolver	96,261	94,323
Dwyer Instruments, Inc.	Delayed Draw	3,201,220	3,133,899
Dwyer Instruments, Inc.	Revolver	1,120,427	1,096,865
EAP Holdco, LLC	Delayed Draw	1,903,188	1,862,745
EAP Holdco, LLC	Revolver	2,005,426	1,962,810
Easy Ice, LLC	Delayed Draw	6,134,165	6,033,775
EdgeCo Buyer, Inc.	Delayed Draw	10,000,000	9,730,146
EDPO, LLC	Delayed Draw	1,250,000	1,231,261
Emburse, Inc.	Delayed Draw	1,612,903	1,586,017
Emburse, Inc.	Revolver	604,839	594,756
ERC Holdings, LLC	Delayed Draw	2,769,231	2,683,611
ERC Holdings, LLC	Revolver	1,420,118	1,376,211
ERC Holdings, LLC	Revolver	6,657,924	6,452,074
ESG Investments, Inc	Delayed Draw	8,035,714	7,881,859
ESG Investments, Inc	Revolver	2,142,857	2,101,829

Fingerpaint Marketing, Inc.	Delayed Draw	10,296,637	9,976,033
Fingerpaint Marketing, Inc.	Revolver	1,545,699	1,497,571
FLS Holding, Inc.	Delayed Draw	5,000,000	4,851,237
FLS Holding, Inc.	Revolver	2,000,000	1,940,495
Fortis Life Sciences, LLC	Delayed Draw	11,106,063	10,870,055
Fortis Life Sciences, LLC	Revolver	1,826,087	1,787,282
Fortis Solutions Group, LLC	Delayed Draw	10,000,000	9,903,859
Fortis Solutions Group, LLC	Delayed Draw	1,709,145	1,679,922
Fortis Solutions Group, LLC	Revolver	1,679,160	1,650,450
FSS Buyer LLC	Revolver	920,223	886,111
FYI EYE CARE SVCS&PR	Delayed Draw	13,684,211	10,397,460
Gainsight, Inc.	Revolver	2,625,000	2,547,854
Galway Borrower, LLC	Delayed Draw	288,183	282,059
Galway Borrower, LLC	Delayed Draw	712,245	697,110
Galway Borrower, LLC	Delayed Draw	305,115	298,631
Galway Borrower, LLC	Revolver	694,552	679,792
Galway Borrower, LLC	Revolver	814,315	797,011
Galway Borrower, LLC	Revolver	293,856	287,612
Galway Borrower, LLC	Delayed Draw	1,299,853	1,272,231
Galway Borrower, LLC	Revolver	879,765	861,070
Gateway US Holdings, Inc.	Delayed Draw	4,439,424	4,342,697
Gateway US Holdings, Inc.	Revolver	863,636	844,819
GovBrands Intermediate, Inc.	Delayed Draw	905,972	879,107
GovBrands Intermediate, Inc.	Revolver	917,000	889,807
Govdelivery Holdings, LLC	Delayed Draw	3,334,737	3,288,599
Govdelivery Holdings, LLC	Revolver	536,402	528,980
Graffiti Buyer, Inc.	Delayed Draw	5,044,643	4,937,442
Graffiti Buyer, Inc.	Revolver	1,639,509	1,604,669
GSV Holding, LLC	Delayed Draw	5,243,438	5,133,171
Hawkeye AcquisitionCo, LLC	Revolver	500,000	491,846
Higginbotham Insurance Agency, Inc.	Delayed Draw	23,012,034	22,750,525

Higginbotham Insurance Agency, Inc.	Delayed Draw	12,900,000	12,753,404
HS Spa Holdings, Inc.	Revolver	311,429	303,320
HSI Halo Acquisition, Inc.	Revolver	875,000	856,599
Iconic Purchaser Corporation	Revolver	1,230,769	1,189,926
IG Investments	Revolver	523,844	501,474
Imagine Acquisitionco, Inc	Delayed Draw	1,607,717	1,573,552
Imagine Acquisitionco, Inc	Revolver	1,157,556	1,132,958
Indigo Buyer, Inc.	Delayed Draw	5,000,000	4,926,604
Indigo Buyer, Inc.	Revolver	1,666,667	1,625,613
insightsoftware	Delayed Draw	2,576,262	2,436,191
insightsoftware	Revolver	523,350	494,896
Integrated Oncology Network, LLC	Revolver	83,957	83,003
Integrated Oncology Network, LLC	Delayed Draw	1,355,681	1,321,240
Integrated Oncology Network, LLC	Revolver	134,701	131,279
Integrated Power	Delayed Draw	3,167,877	3,101,258
Integrated Power	Revolver	2,730,835	2,673,407
Invicti Intermediate 2, LLC	Revolver	1,090,909	1,057,180
IQN Holding Corp.	Delayed Draw	1,443,850	1,421,820
IQN Holding Corp.	Revolver	577,540	565,870
Isaac Heating & Air Conditioning	Delayed Draw	947,368	931,920
Isaac Heating & Air Conditioning	Revolver	2,052,632	2,019,159
ISS Compressors Industries, Inc.	Revolver	145,833	142,576
IvyRehab Intermediate II, LLC	Delayed Draw	7,214,912	7,132,485
IvyRehab Intermediate II, LLC	Revolver	3,837,719	3,755,936
J S Held LLC	Delayed Draw	9,847,661	9,735,752
JTM Foods, LLC	Delayed Draw	1,158,366	1,128,024
JTM Foods, LLC	Revolver	447,678	435,951
Kaseya, Inc.	Delayed Draw	4,100,000	4,059,537
Kaseya, Inc.	Revolver	4,100,000	4,028,861
KBP Brands, LLC	Delayed Draw	17,810,349	17,431,873
KBP Investments LLC	Delayed Draw	3,444,691	3,351,057

Keystone Acquisition Corp.	Delayed Draw	3,260,870	3,218,811
Keystone Acquisition Corp.	Revolver	1,630,435	1,593,311
Keystone Agency Investors	Delayed Draw	9,514,134	9,312,523
Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500	4,618,092
Komline-Sanderson Group, Inc.	Revolver	2,031,250	2,001,173
KPSKY Acquisition, Inc.	Delayed Draw	90,385	89,223
KPSKY Acquisition, Inc.	Delayed Draw	5,000,000	4,935,758
KWOR Acquisition, Inc.	Revolver	1,824,319	1,781,885
Life Science Intermediate Holdings, LLC	Delayed Draw	6,000,000	6,188,311
Life Science Intermediate Holdings, LLC	Delayed Draw	7,500,000	8,984,916
Life Science Intermediate Holdings, LLC	Delayed Draw	1,553,797	1,544,612
Life Science Intermediate Holdings, LLC	Revolver	188,281	185,297
Life Science Intermediate Holdings, LLC	Delayed Draw	3,750,000	3,690,554
Life Science Intermediate Holdings, LLC	Revolver	468,376	460,951
Life Science Intermediate Holdings, LLC	Delayed Draw	6,550,650	6,477,264
Lithium Technologies, LLC	Revolver	367,018	359,627
LMG Holdings, Inc.	Revolver	165,714	161,701
LOC Performance Products	Revolver	3,213,443	3,161,994
Majco LLC	Delayed Draw	6,583,333	6,489,628
Majco LLC	Revolver	1,666,667	1,628,663
Marcone Yellowstone Buyer, Inc.	Delayed Draw	5,191,879	5,130,025
Margaritaville Enterprises LLC	Delayed Draw	5,108,297	5,055,397
Margaritaville Enterprises LLC	Revolver	312,500	306,927
MBS Holdings, Inc.	Revolver	1,271,186	1,237,890
Mc Group Ventures Corporation	Delayed Draw	4,519,231	4,400,856
Mclarens Midco, Inc.	Revolver	3,485,026	3,411,737
MedMark Services, Inc.	Delayed Draw	4,063,846	4,001,996
MedMark Services, Inc.	Delayed Draw	415,962	409,631
Mindbody, Inc.	Revolver	1,428,571	1,399,804
Motion & Control Enterprises LLC	Delayed Draw	2,350,943	2,320,737
Motion & Control Enterprises LLC	Revolver	963,887	941,891

MRI Software LLC	Delayed Draw	17,500,000	17,232,839
MRI Software LLC	Revolver	2,159,885	2,114,464
National Dentex Labs LLC	Delayed Draw	390,805	378,829
National Dentex Labs LLC	Revolver	252,873	245,125
NCWS Intermediate, Inc.	Delayed Draw	30,884	30,234
Netwrix Corporation And Concept Searching Inc.	Delayed Draw	5,344,000	5,321,941
Netwrix Corporation And Concept Searching Inc.	Delayed Draw	14,347,000	14,216,339
Netwrix Corporation And Concept Searching Inc.	Revolver	2,870,000	2,829,572
New Era Merger Sub, Inc.	Delayed Draw	1,291,022	1,256,898
New Era Merger Sub, Inc.	Revolver	58,641	56,801
New Era Merger Sub, Inc.	Revolver	148,393	143,738
New ILC Dover, Inc.	Delayed Draw	3,601,785	3,526,041
New ILC Dover, Inc.	Revolver	875,722	857,306
NL1 Acquire Corp.	Delayed Draw	1,963,468	1,451,493
NL1 Acquire Corp.	Delayed Draw	1,223,676	1,165,734
NL1 Acquire Corp.	Revolver	914,073	675,728
Northstar Recycling	Revolver	2,000,000	1,947,613
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000	3,022,385
Oakbridge Insurance Agency LLC	Delayed Draw	14,422,414	14,162,349
Oakbridge Insurance Agency LLC	Revolver	482,759	470,471
OB Hospitalist Group	Revolver	1,534,351	1,460,637
Obagi Cosmeceuticals LLC	Revolver	1,900,000	1,878,408
OIA Acquisition, LLC	Delayed Draw	459,000	449,246
OIA Acquisition, LLC	Revolver	1,928,571	1,887,589
Olympic Buyer, Inc.	Revolver	2,352,941	2,227,804
Omni Intermediate Holdings, LLC	Delayed Draw	1,549,296	1,521,388
Omni Intermediate Holdings, LLC	Revolver	2,253,521	2,203,264
OneCare Media, LLC	Revolver	1,333,333	1,297,432
Ons Mso, LLC	Revolver	5,527,184	5,410,950
PARADIGM ORAL SURG OIS MANAGEMENT	Delayed Draw	11,980,345	11,770,663
PARADIGM ORAL SURG OIS MANAGEMENT	Revolver	1,275,862	1,247,734

Patriot Growth Insurance Services, LLC	Delayed Draw	4,375,300	4,313,024
Patriot Growth Insurance Services, LLC	Revolver	2,660,377	2,598,761
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474	3,217,802
PC Dreamscape Opco, Inc.	Revolver	1,315,789	1,274,119
PCS Software, Inc.	Revolver	363,714	357,675
PCX Holding Corp.	Revolver	541,667	535,511
PCX Holding Corp.	Delayed Draw	3,085,938	3,010,283
PDQ	Revolver	1,764,706	1,734,184
Pediatric Home Respiratory Services LLC	Delayed Draw	1,912,698	1,896,486
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	1,268,825	1,254,406
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	53,571,429	53,457,318
Pinnacle Dermatology Management, LLC	Delayed Draw	3,092,784	3,004,128
Pinnacle Dermatology Management, LLC	Revolver	773,196	743,388
Pinnacle Fertility, Inc.	Delayed Draw	12,500,000	12,112,708
Pinnacle Treatment Centers, Inc.	Revolver	128,571	127,110
Polyphase Elevator Holding Company	Delayed Draw	19,857,600	19,631,938
Potter Electric Signal Company, LLC	Delayed Draw	2,647,890	2,592,206
Potter Electric Signal Company, LLC	Revolver	366,547	358,839
Premier Imaging, LLC	Delayed Draw	10,332,779	10,062,127
ProcessUnity Holdings, LLC	Delayed Draw	1,000,000	976,700
ProcessUnity Holdings, LLC	Revolver	850,000	821,809
Purfoods, LLC	Delayed Draw	562,500	554,717
Qualifacts	Revolver	263,158	257,859
Quality Automotive Services, LLC	Revolver	1,477,132	1,446,069
Quantic Electronics, LLC	Delayed Draw	1,090,985	1,073,194
Quantic Electronics, LLC	Revolver	227,245	223,539
Race Winning Brands, Inc.	Revolver	2,034,940	1,990,683
Radwell International, LLC	Delayed Draw	7,303,400	7,112,243
Radwell International, LLC	Revolver	2,921,300	2,844,839
Ranger Buyer, Inc.	Revolver	1,538,462	1,520,978
RB Holdings Interco, LLC	Delayed Draw	2,770,160	2,728,633
RB Holdings Interco, LLC	Revolver	692,540	675,268

RCS Healthcare	Revolver	152,778	150,286
RCS Industrials	Revolver	285,714	281,761
Recorded Future, Inc.	Revolver	178,771	175,171
Redwood Services Group, LLC	Delayed Draw	9,608,532	9,500,956
RefrigiWear, LLC	Revolver	2,601,896	2,559,819
Reorg Research, Inc.	Delayed Draw	3,571,429	3,513,189
Revalize, Inc.	Delayed Draw	6,665,032	6,578,748
Revalize, Inc.	Revolver	255,375	252,069
RQM Buyer, Inc.	Delayed Draw	4,687,500	4,591,673
RSC Acquisition, Inc.	Revolver	8,690,548	8,561,866
RSC Acquisition, Inc.	Delayed Draw	1,120,482	1,103,891
RSC Acquisition, Inc.	Delayed Draw	3,000,000	2,953,260
RSC Insurance Brokerage, Inc.	Delayed Draw	1,492,457	1,475,497
S4T Holdings Corp.	Delayed Draw	4,545,455	4,421,899
Safety Borrower Holdings	Delayed Draw	1,694,915	1,630,076
Safety Borrower Holdings	Revolver	508,475	489,023
Securonix, Inc.	Revolver	2,288,135	2,220,783
Seismic Software, Inc.	Delayed Draw	1,089,558	1,055,871
Seismic Software, Inc.	Revolver	272,390	263,968
Seko Global Logistics Network, LLC	Revolver	43,145	42,654
Service Compression, LLC	Delayed Draw	4,151,000	3,987,085
Service Compression, LLC	Delayed Draw	5,966,000	5,730,414
Smile Doctors, LLC	Delayed Draw	16,629,512	16,359,746
Smile Doctors, LLC	Revolver	1,837,456	1,795,595
Sonny's Enterprises, LLC	Revolver	457,317	452,120
Spanx, LLC	Revolver	12,096,621	11,743,482
Spartronics LLC	Revolver	274,522	269,394
Spotless Brands, LLC	Delayed Draw	2,968,750	2,930,357

Spotless Brands, LLC	Revolver	250,000	244,274
Stanton Carpet Corp.	Revolver	1,189,468	1,161,967
SWK Buyer, Inc.	Delayed Draw	3,070,175	3,035,286
SWK Buyer, Inc.	Revolver	429,825	421,072
Syntax Systems Ltd.	Delayed Draw	4,950,495	4,787,543
Syntax Systems Ltd.	Revolver	876,568	847,714
System Planning and Analysis, Inc.	Delayed Draw	5,204,301	5,134,735
System Planning and Analysis, Inc.	Revolver	2,195,341	2,149,628
Tamarack Intermediate, L.L.C.	Revolver	3,023,438	2,931,527
Tank Holding Corp.	Revolver	1,038,576	1,005,501
Technimark Holdings, LLC	Second Lien Term Loan	2,250,000	2,124,338
The Smilist Management, Inc.	Delayed Draw	1,228,459	1,187,779
The Smilist Management, Inc.	Revolver	356,075	344,284
The Ultimus Group Midco, LLC	Revolver	1,424,528	1,394,571
The Vertex Companies, Inc.	Delayed Draw	915,783	879,844
The Vertex Companies, Inc.	Revolver	1,304,348	1,253,161
TheKey, LLC	Delayed Draw	20,573,644	20,261,269
THG Acquisition, LLC	Delayed Draw	11,822,394	11,465,971
THG Acquisition, LLC	Revolver	743,884	721,457
Thunder Purchase, Inc.	Revolver	1,136,691	1,112,787
TigerConnect, Inc.	Delayed Draw	541,406	534,791
TigerConnect, Inc.	Revolver	1,875,000	1,815,050
Tilley Chemical Co., Inc.	Revolver	457,629	448,674
Tilley Chemical Co., Inc.	Revolver	711,868	697,937
Time Manufacturing Acquisition, LLC	Revolver	1,643,836	1,590,592

Titan Group Holdco, LLC	Delayed Draw	2,500,000	2,446,874
Titan Group Holdco, LLC	Delayed Draw	2,500,000	2,446,874
Titan Group Holdco, LLC	Delayed Draw	3,750,000	3,670,311
Titan Group Holdco, LLC	Revolver	2,200,000	2,153,249
Transtar Holding Company	Delayed Draw	1,448,276	1,397,311
Tribute Technology	Revolver	4,882,979	4,780,292
Trident Maritime Systems, Inc.	Revolver	222,222	215,905
Trident Maritime Systems, Inc.	Revolver	66,667	64,772
Troy Gastroenterology, P.C.	Delayed Draw	2,561,576	2,532,467
Troy Gastroenterology, P.C.	Revolver	591,133	584,415
Trunk Acquisition, Inc.	Revolver	1,193,049	1,167,960
Trunk Acquisition, Inc.	Revolver	2,500,000	2,447,426
Turbo Buyer, Inc.	Delayed Draw	4,733,333	4,620,141
Turningpoint Healthcare	Revolver	1,816,524	1,778,323
Uniguest	Delayed Draw	605,263	598,385
Uniguest	Revolver	526,316	520,335
Urology Management Holdings, Inc.	Delayed Draw	1,287,014	1,247,222
Urology Management Holdings, Inc.	Revolver	1,190,476	1,159,555
USME Holdings, LLC	Delayed Draw	743,478	733,192
USME Holdings, LLC	Revolver	936,232	923,279
USRP Holdings, Inc.	Delayed Draw	6,892,844	6,747,891
USRP Holdings, Inc.	Revolver	645,161	628,404
USRP Holdings, Inc.	Revolver	3,145,613	3,063,909
V Global Holdings LLC	Revolver	7,661,476	7,461,057
Vale Insurance Services LLC	Revolver	2,204,403	2,147,970
Vardiman Black Holdings, LLC	Delayed Draw	7,847,084	7,732,663

Vetcor Professional Practices LLC	Delayed Draw	9,579	9,195
Vetcor Professional Practices LLC	Second Lien Delayed Draw	7,115,789	6,753,147
Vetcor Professional Practices LLC	Revolver	1,052,632	1,010,490
Vital Care Buyer, LLC	Revolver	1,481,481	1,463,767
VLS Recovery Services, LLC	Delayed Draw	5,505,952	5,429,774
VLS Recovery Services, LLC	Revolver	2,232,143	2,201,260
VRC Companies, LLC	Revolver	468,750	462,218
VSG Acquisition Corp.	Delayed Draw	8,166,667	7,947,253
VSG Acquisition Corp.	Revolver	2,333,333	2,270,644
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808	3,758,719
Water Holdings Acquisition, LLC	Revolver	519,305	502,103
WCAS Orthopedics MSO, LLC	Revolver	1,724,138	1,687,499
Wealth Enhancement Group, LLC	Revolver	294,093	291,147
Wealth Enhancement Group, LLC	Delayed Draw	7,824,831	7,765,920
Web P.T., Inc.	Revolver	1,125,000	1,102,346
Wildcat Buyerco, Inc.	Delayed Draw	695,655	691,283
Wiser Solutions, Inc.	Delayed Draw	3,400,000	3,361,431
World Insurance Associates, LLC	Delayed Draw	20,000,000	19,876,788
World Insurance Associates, LLC	Delayed Draw	19,366,172	19,117,348
World Insurance Associates, LLC	Delayed Draw	707,075	702,719
Xeris Pharmaceuticals, Inc.	Delayed Draw	8,333,333	8,155,748
Xifin, Inc.	Delayed Draw	1,649,591	1,598,589
Xifin, Inc.	Revolver	2,141,658	2,075,442
Zavation Medical Products, LLC	Revolver	1,621,622	1,587,162

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the consolidated Schedule of Investments and footnote 14 thereto. For the period ended June 30, 2022, the average balance outstanding and weighted average interest rate were $5,249,670 and 1.55%, respectively.

	June 30, 2022
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$4,140,000	$—	$4,140,000
Total	$—	$—	$4,140,000	$—	$4,140,000

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

On April 26, 2022, the Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund assigned certain assets to Macquarie, with a corresponding repurchase obligation at an agreed-upon price within 120 days after the sale date (the “Macquarie Sale/Buy-Back”). The Macquarie Sale/Buy-Back has a funding cost of 1.2175 basis points (0.012175%) per day and is not subject to any additional fees. As of June 30, 2022, secured borrowings pursuant to the Macquarie Sale/Buy-Back were $233,175,011 with a maturity of 30-90 days. Secured borrowings outstanding as of March 31, 2022 with Macquarie were as follows:

Loan Name	Trade Date	Maturity Date	Amount
Alpine Acquisition Corp.	April 26, 2022	June 25, 2022	$23,073,910
FLS Holding, Inc.	April 26, 2022	June 25, 2022	18,004,400
Gerson Lehrman Group, Inc.	April 26, 2022	June 25, 2022	23,750,922
Marcone Yellowstone Buyer, Inc.	April 26, 2022	June 25, 2022	17,345,981
PrimeFlight Aviation Services, Inc.	April 26, 2022	June 25, 2022	19,620,825
PT Intermediate Holdings III, LLC	April 26, 2022	June 25, 2022	17,344,800
Radwell International, LLC	April 26, 2022	June 25, 2022	36,522,460
Ranger Buyer, Inc.	April 26, 2022	June 25, 2022	18,276,923
Trunk Acquisition, Inc.	April 26, 2022	June 25, 2022	17,775,450
User Zoom Technologies, Inc.	April 26, 2022	June 25, 2022	23,640,000
Vale Insurance Services LLC	April 26, 2022	June 25, 2022	17,819,340
Total			$233,175,011

Senior Notes

On March 29, 2022, the Fund issued Series A Senior Secured Notes (the “Notes”) in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

The table below sets forth a summary of the key terms of the series of Notes outstanding at June 30, 2022.

Series	Principal Outstanding March 31, 2022	Payment Frequency	Unamortized Offering Costs	Value June 30, 2022	Fixed Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$185,000	$649,815,000	4.10%	March 28, 2027
A	$250,000,000	Semi-Annual	$-	$250,000,000	4.10%	March 28, 2027

The value presented above approximates fair value. The Fund categorizes the Notes as Level 2 securities within the fair value hierarchy.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘AA’ long-term rating by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the New Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the New Facility. The New Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

Federal Income Taxes

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2021.

For U.S. income tax tax purposes, CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), and CCLF HOLD (D3), are a disregarded entity and therefore is not subject to U.S. income taxes. As a wholly owned subsidiary, CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), and CCLF HOLD (D3)’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income and net capital gain. CCLF HOLD is a limited liability company that has elected to be taxed as a corporation and is therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

3. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2022:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$44,988,637	$7,647,735,891	$-	$7,692,724,528
Private Investment Vehicles	-	-	6,585,926	3,855,569,934	3,862,155,860
Collateralized Loan Obligations	-	13,968,028	71,038,218	-	85,006,246
Preferred Stocks	-	-	53,272,783	-	53,272,783
Subordinated Debt	-	-	5,344,374	-	5,344,374
Common Stocks	-	-	6,087,588	-	6,087,588
Warrants	-	-	3,336,574	-	3,336,574
Short-Term Investments	29,939,009	-	-	-	29,939,009
Total Investments, at fair value	$29,939,009	$58,956,665	$7,793,401,354	$3,855,569,934	$11,737,866,962

Other Financial Instruments[1]
Forward Contracts	$-	$3,546,841	$-	$-	$3,546,841
Swap Contracts	-	1,811,069	-	-	1,811,069
Total Assets	$29,939,009	$64,314,575	$7,793,401,354	$3,855,569,934	$11,743,224,872
Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$4,140,000	$-	$-	$4,140,000
Other Financial Instruments[1]
Forward Contracts	-	804,202	-	-	804,202
Swap Contracts	-	5,043,129	-	-	5,043,129
Total Liabilities, at fair value	$-	$9,987,331	$-	$-	$9,987,331

[1]	Other financial instruments are derivative instruments such as forward contracts and swap contracts. Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2022:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2022	$6,319,615,266	$6,510,926	$90,396,005	$88,501,915	$5,468,056	$1,279,790	$5,561,463	$6,517,333,421
Purchases	2,154,561,039	-	52,110,000	13,770,130	-	-	-	2,220,441,169
Sales/Paydowns	(696,960,407)	-	(55,500,000)	(50,095,696)	-	-	-	(802,556,103)
Realized gains (losses)[1]	1,693,571	-	418,620	1,091,696	-	-	-	3,203,887
Original issue discount and amendment fees	(7,656,122)	75,000	-	-	-	-	-	(7,581,122)
Accretion	1,770,117	-	37,357	-	-	-	-	1,807,474
Change in Unrealized appreciation (depreciation)	(102,988,006)	-	(5,147,844)	4,738	(123,682)	2,056,784	526,125	(105,671,885)
Transfers In2	58,325,433	-	-	-	-	-	-	58,325,433
Transfers Out[3]	(80,625,000)	-	(11,275,920)	-	-	-	-	(91,900,920)
Balance as of June 30, 2022	$7,647,735,891	$6,585,926	$71,038,218	$53,272,783	$5,344,374	$3,336,574	$6,087,588	$7,793,401,354

[1]	Senior Secured Loans includes paydown gains (losses) of $1,589,199.

[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.